UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21910

Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2014 - February 28, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

February 28, 2015 (UNAUDITED)

# GUGGENHEIM FUNDS
# SEMIANNUAL REPORT

GUGGENHEIMINVESTMENTS.COM
…  YOUR ROAD TO THE LATEST, MOST UP-TO-DATE  INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Performance Report and Fund Profile	14

About Shareholders’ Fund Expenses	20

Schedule of Investments	21

Statement of Assets and Liabilities	36

Statement of Operations	38

Statements of Changes in Net Assets	40

Financial Highlights	43

Notes to Financial Statements	49

Supplemental Information	55

Trust Information	59

About the Trust Adviser	Back Cover

February 28, 2015

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange-traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the semiannual fiscal period ended February 28, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
President, Chief Executive Officer and Trustee
Claymore Exchange-Traded Fund Trust 2

March 31, 2015

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW	February 28, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six months ended February 28, 2015, although winter weather is likely to distort first-quarter economic data. Job gains have continued to be strong, as the U.S. added 260,000 jobs per month on average in 2014. Employment levels have entered an expansion phase, which typically coincides with an acceleration in economic activity. Lower energy prices are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

Nonetheless, a harsh winter in much of the U.S. has weighed on home sales, and news of port strikes and weak economic reports began to spook investors as the first quarter of 2015 progressed. A similar economic soft patch in early 2014 proved temporary, however, and the economy quickly regained momentum upon the arrival of the spring thaw. This year, an improving labor market, subdued mortgage rates, and tight housing inventory all continue to point to fairly stable appreciation in the housing market which is key to the ongoing recovery.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and the continued depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term. Lower oil prices and oversupply reflect weak global demand, particularly in Europe and Asia. With the OPEC oil cartel unlikely to cut production, and the U.S. rig count not being cut enough to curb production, oil prices are likely to range between $40 and $50 a barrel for the next year and may take several years to recover back to a $70 range.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, stocks could face a more challenging environment in the near term, and the perception of weakness in the economy could be the catalyst for interest rates to fall. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank appears ready to raise its key rate, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the U.S. Federal Reserve (Fed) may not hike until much later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. Wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended February 28, 2015, the Standard & Poor’s 500® (“S&P 500”) Index returned 6.12%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index returned -1.26%. The return of the MSCI Emerging Markets Index was -8.30%.

In the bond market, the Barclays U.S. Aggregate Bond Index posted a 2.25% return for the period, while the Barclays U.S. Corporate High Yield Index returned -0.08%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

February 28, 2015

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

The Dow Jones Global Utilities Index includes those companies in the Dow Jones Global Index associated with generating and distributing electricity through the burning of fossil fuels such as coal, petroleum and natural gas, and through nuclear energy; alternative electricity companies generating and distributing electricity from a renewable source; distributors of gas to end users; and multi-utility and water companies.

The MSCI (Morgan Stanley Capital International) China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.

The Standard & Poor’s Global BMI (Broad Market Index), which comprises the S&P Developed BMI and S&P Emerging BMI, is a comprehensive, rules-based index measuring global stock market performance.

The FTSE EPRA/NAREIT Global Real Estate Index is an unmanaged portfolio of approximately 423 constituents from 37 countries, including both developed and emerging markets.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE	February 28, 2015

YAO Guggenheim China All-Cap ETF

Fund Overview
The Guggenheim China All-Cap ETF, NYSE Arca ticker: YAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China All-Cap Index (the “Index”).

The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies based in mainland China. The Index was created by AlphaShares, LLC (“AlphaShares”) and is maintained by Standard & Poor’s. The Index includes equity securities of companies of all capitalizations, as defined by AlphaShares, subject to certain minimum capitalization requirements. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”), and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 2.00%, which included a decrease in market price over the period to $28.43 as of February 28, 2015, from $28.52 as of August 31, 2014. On an NAV basis, the Fund generated a total return of 1.72%, which included a decrease in NAV over the period to $28.39 as of February 28, 2015, from $28.56 as of August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 1.43% and the MSCI China Index returned 5.93% for the same period.

The Fund made an annual income distribution of $0.6450 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the financial sector contributed most to the Fund’s return, followed by the industrial sector. The energy sector detracted most from return, followed by the communications sector.

Positions that contributed most to the Fund’s return included China Life Insurance Co. Ltd., which offers a wide range of life, accident, and health insurance products and services; Hanergy Thin Film Power Group Ltd., which offers equipment and end-to-end manufacturing lines for the mass production of thin film silicon solar modules; and Bank of China Ltd., which provides a complete range of banking and other financial services to individual and corporation customers worldwide (3.2%, 1.1%, and 3.9%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included CNOOC Ltd., ADR, a producer of oil and natural gas; Alibaba Group Holdings Ltd., ADR, which operates as a holding company that provides internet infrastructure, e-commerce, online financial, and internet content services through its subsidiaries; and PetroChina Co. Ltd., which explores, develops, and produces crude oil and natural gas (2.3%, 3.1%, and 2.4%, respectively, of the Fund’s long-term investments at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

CQQQ Guggenheim China Technology ETF

Fund Overview
The Guggenheim China Technology ETF, NYSE Arca ticker: CQQQ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Technology Index (the “Index”).

The Index is designed to measure and monitor the performance of the universe of publicly-traded companies which are based in mainland China, Hong Kong, or Macau, are in the Information Technology Sector, as defined by Standard & Poor’s Global Industry Classification Standard, and are open to foreign investment. The Index was created by AlphaShares, LLC (“AlphaShares”) and is maintained by Standard & Poor’s. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to certain minimum capitalization requirements).

The Index may include Hong Kong-listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. or NASDAQ Stock Market. The Index does not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”), and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of -4.53%, which included a decrease in market price over the period to $35.81 as of February 28, 2015, from $37.88 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -5.04%, which included a decrease in NAV over the period to $35.80 as of February 28, 2015, from $38.09 as of August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned -5.15% and the MSCI China Index returned 5.93% for the same period.

The Fund made an annual income distribution of $0.3450 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the technology sector contributed most to the Fund’s return, followed by the industrial sector. The communications sector and energy sector detracted most from the Fund’s return.

Positions that contributed most to the Fund’s return included Hanergy Thin Film Power Group Ltd., which offers equipment and end-to-end manufacturing lines for the mass production of thin film silicon solar modules; NetEase, Inc., ADR, a Chinese internet company; and Tencent Holdings Ltd., which provides Internet, mobile and telecommunication value-added services in China (6.6%, 5.8%, and 12.0%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included Qihoo 360 Technology Company Ltd., ADR, an Internet security service provider; Alibaba Group Holdings Ltd., ADR, which operates as a holding company that provides internet infrastructure, e-commerce, online financial, and internet content services through its subsidiaries; and GCL-Poly Energy Holdings Ltd., which provides power and heat via cogeneration, incineration and wind power (3.1%, 6.1%, and 2.7%, respectively, of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

EMRE Guggenheim Emerging Markets Real Estate ETF

Fund Overview
The Guggenheim Emerging Markets Real Estate ETF, NYSE Arca ticker: EMRE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares Emerging Markets Real Estate Index (the “Index”). EMRE invests in publicly-traded emerging markets real estate securities that seek to benefit from the growth of the real estate industry across nearly two dozen emerging market countries and the income typically generated by real estate investments.

The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies and real estate investment trusts (REITs) deriving a majority of their revenues from real estate development, management, and/or ownership of property in the countries of the S&P BMI Emerging Markets Index. The S&P Emerging BMI captures all companies domiciled in the emerging markets within the S&P Global BMI with a float-adjusted market capitalization of at least $100 million and a minimum annual trading liquidity of $50 million. The index is segmented by country/region, size (large, mid, and small), style (value and growth), and GICS (sectors/industry groups).

A substantial portion of the Index may consist of the securities of Chinese issuers. The Index may include Hong Kong listed securities, including China H-shares (which are issued by companies incorporated in mainland China), Red Chip shares (which are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China), and N-Shares (which are issued by companies based in mainland China and listed on the NYSE Arca or NASDAQ). The Index will not include China A-Shares or China B-Shares, each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”), and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index).

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period beginning at the Fund’s inception of September 29, 2014, through February 28, 2015.

On a market price basis, the Fund generated a total return of -0.07%, which included a decrease in market price over the period to $24.61 on February 28, 2015, from $25.00 at inception. On an NAV basis, the Fund generated a total return of 1.80%, which included an increase in NAV over the period to $25.07 on February 28, 2015, from $24.99 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 5.45% since inception. There were a number of factors that contributed to the underperformance of the NAV return vs. the Index. These factors included complexities with investing the initial proceeds of the fund, the relatively small asset size of the fund and the lack of liquidity of certain securities held within the Index. The FTSE EPRA/NAREIT Global Real Estate Index returned 11.21 % since inception.

The Fund made its first quarterly income distribution of $0.3580 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the abbreviated semiannual fiscal period ended February 28, 2015, the financial sector composed 96% of the Fund and accounted for most of the Fund’s performance. The industrial sector was a small detractor.

Positions that contributed most to the Fund’s return included China Resources Land Ltd., which through its subsidiaries develops and invests in properties; China Overseas Land & Investment Ltd., which through its subsidiaries develops and invests in properties, constructs buildings, and invests in treasury securities and infrastructure projects; and China Vanke Co. Ltd., a property development company (3.4%, 5.1%, and 2.0%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included BR Malls Participacoes SA, a service provider for Brazilian shopping malls; Fibra Uno Administracios SA De CV, a real estate investment trust focusing on Mexican properties; and BR Properties SA, a Brazilian real estate acquirer, manager, and developer (2.1%, 3.5%, and 0.6%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

TAN Guggenheim Solar ETF

Fund Overview
The Guggenheim Solar ETF, NYSE Arca ticker: TAN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the MAC Global Solar Energy Index (the “Index”).

As of February 28, 2015, the Index is comprised of approximately 26 securities selected based on the relative importance of solar power within the company’s business model, as determined by MAC Indexing LLC (the “Index Provider”). As of such date, the median market capitalization of securities included in the Index was $400 million. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end users; companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers; companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (as defined in the Fund prospectus under “Index Methodology”) from solar power system sales, distribution, installation, integration, or financing; and companies that specialize in selling electricity derived from solar power. The Index is generally comprised of equity securities, including American depositary receipts (“ADRs”), and global depositary receipts (“GDRs”), traded in developed markets, as defined by the Index Provider. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. The Fund will invest at least 90% of its total assets in common stock, ADRs and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of -7.25%, which included a decrease in market price over the period to $39.50 as of February 28, 2015, from $43.39 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -7.86%, which included a decrease in NAV over the period to $39.42 as of February 28, 2015, from $43.58 as of August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned -8.84% and the MSCI World Index returned 2.14% for the same period.

The Fund made an annual income distribution of $0.6400 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
The Fund’s holdings are mostly in the energy, technology, and industrial sectors. The technology sector contributed most to the Fund’s return for the six-month period ended February 28, 2015, followed by the utilities sector. The energy sector detracted most from return, followed by the industrial sector.

Positions that contributed most to the Fund’s return included Hanergy Thin Film Power Group Ltd., which offers equipment and end-to-end manufacturing lines for the mass production of thin film silicon solar modules; Advanced Energy Industries, Inc., which develops power and control technologies for the manufacture of semiconductors, flat panel displays, data storage products, solar cells, and architectural glass; and TerraForm Power, Inc., an owner and operator of technological advanced solar installations (15.6%, 3.2%, and 3.7%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included GT Advanced Technologies, Inc., a provider of crystal growth equipment (not held at period end); GCL-Poly Energy Holdings Ltd., which provides power and heat via cogeneration, incineration, and wind power (5.6% of the Fund’s long-term investments at period end); and Shunfeng International Clean Energy Ltd., which develops and operates solar power plants (3.0% of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

CGW Guggenheim S&P Global Water Index ETF

Fund Overview
The Guggenheim S&P Global Water Index ETF, NYSE Arca ticker: CGW (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Water Index (the “Index”).

The Index is comprised of approximately 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor’s Financial Services LLC, a division of McGraw Hill Financial (“S&P”), generally defines “developed markets” as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. The universe of companies includes all companies classified by Standard & Poor’s Global Industry Classifications as being associated (in a manner representing a major component of such companies’ business) with the global demand for water, including water utilities, infrastructure, equipment, instruments, and materials. Total market capitalization and float-adjusted market capitalization of securities in the Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P. The Fund will invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of -0.64%, which included a decrease in market price over the period to $28.39 as of February 28, 2015, from $29.08 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -0.44%, which included a decrease in NAV over the period to $28.39 as of February 28, 2015, from $29.02 as of August 31, 2014. At the end of the period, shares of the Fund at NAV were trading equal with the shares at market price, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned -0.18%, the MSCI World Index returned 2.14%, and the Dow Jones Global Utilities Index returned -2.14% for the same period.

The Fund made an annual income distribution of $0.4980 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the Fund was invested mostly in the utilities, industrial and basic materials sectors. The utilities sector contributed to performance, while the industrials sector and basic materials detracted.

Positions that contributed most to the Fund’s return included Danaher Corp., which makes and markets products and services for the medical, industrial, and commercial sectors; American Water Works Co., Inc., which provides drinking water, wastewater, and other water-related services in multiple U.S. states and Ontario, Canada; and Geberit AG, a Swiss manufacturer and supplier of water supply pipes and fittings, installation systems, and drainage and flushing systems for the commercial and residential construction markets (5.5%, 5.8%, and 7.7%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included Cia de Saneamento Basico do Estado de Sao Paulo, ADR, a Brazilian company that collects, treats, and distributes water; Alfa Laval AB, a Swedish company that provides equipment and systems for heating, cooling, separation, and transportation of various foods, chemicals, and liquids; and Rotork PLC, an actuator manufacturer and flow control company that operates in markets where the flow of gases or liquids needs to be controlled (1.2%, 3.6%, and 1.9%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

GHII Guggenheim S&P High Income Infrastructure ETF

Fund Overview
The Guggenheim S&P High Income Infrastructure ETF, NYSE Arca ticker: GHII (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the S&P High Income Infrastructure Index (the “Index”). The Fund, using a “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the Index.

The Index is designed to measure and monitor the performance of 50 high-yielding global equity securities of companies that engage in various infrastructure-related sub-industries. Index constituents must meet size, listing, and liquidity requirements and also be part of the S&P Global BMI Index, which is a rules-based index that measures global stock market performance.

The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs and IDRs included in the Index).

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period beginning at the Fund’s inception of February 11, 2015, through February 28, 2015.

On a market price basis, the Fund generated a total return of 1.16%, which included an increase in market price over the period to $25.34 on February 28, 2015, from $25.05 at inception. On an NAV basis, the Fund generated a total return of 0.84%, which included an increase in NAV over the period to $25.26 on February 28, 2015, from $25.05 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 1.29% since inception, and the S&P Global BMI Index returned 2.88% for the same period.

Performance Attribution
For the abbreviated semiannual fiscal period ended February 28, 2015, the industrial sector contributed most to the Fund’s performance, followed by the utilities sector. The energy sector contributed least, followed by the consumer, non-cyclical sector. No sector detracted.

Positions that contributed most to the Fund’s return included Hutchison Port Holdings Trust, the first publicly traded container port business trust that is affiliated with Hutchison Port Holdings and a subsidiary of Hutchison Whampoa Ltd.; Williams Cos., Inc., a leading energy infrastructure company in North America; and E.ON SE, a European holding company based in Düsseldorf, North Rhine-Westphalia, Germany that runs one of the world’s largest investor-owned electric utility service providers (4.0%, 4.9%, and 1.9%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included Centrica PLC, a British multinational utility company; TransCanada Corp., a leading energy infrastructure company in North America; and Contact Energy Ltd., a New Zealand electricity generator, natural gas wholesaler, and retailer of energy products (1.8%, 3.1%, and 1.2%, respectively, of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 11

February 28, 2015

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to each individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk. A Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic, or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk. Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Micro-, Small, and Medium-Sized Company Risk. Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed, and there may be less available information about the company.

Replication Management Risk. The Funds are not “actively” managed. Therefore, a Fund would not necessarily sell a security because the stock’s issuer was in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk. A Fund’s return may not match the return of such Fund’s index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

China Investment Risk (YAO and CQQQ). Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.

Guggenheim Emerging Markets Real Estate ETF may not be suitable for all investors. Investments in the real estate industry, including REITS, subjects the Fund to the same risks as direct investments in real estate, which are particularly sensitive to economic downturns. Investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). Investments in Chinese companies may also involve additional risks. Investments in small- or medium-sized companies may involve greater risk than investing in larger, more established companies. Investments in securities of smaller issuers can be more volatile than that of larger issuers. Investments in micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable and their shares tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

February 28, 2015

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds’ portfolios. Financial market conditions, as well as various social and political tensions in the U.S. and around the world, have contributed to increased market volatility and may have long-term effects on the U.S. and worldwide financial markets and cause further economic uncertainties or deterioration in the U.S. and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in each Fund’s Prospectus and Statement of Additional Information and at guggenheiminvestments.com.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	February 28, 2015

YAO Guggenheim China All-Cap ETF

Fund Statistics
Share Price	$28.43
Net Asset Value	$28.39
Premium to NAV	0.14%
Net Assets ($000)	$51,102

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(10/19/09)
Guggenheim China All-Cap ETF
NAV	1.72%	12.38%	5.77%	5.56%	4.47%
Market	2.00%	13.77%	6.08%	5.61%	4.49%
AlphaShares China
All Cap
Index	1.43%	12.48%	6.31%	6.22%	5.12%
MSCI China
Index	5.93%	19.04%	7.10%	5.80%	4.54%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.82 per share for share price returns or initial net asset value (NAV) of $24.82 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Financial	35.5%
Communications	24.0%
Energy	10.0%
Consumer, Non-cyclical	8.2%
Consumer, Cyclical	6.0%
Industrial	5.9%
Technology	3.6%
Other	6.8%
Total Investments	100.0%
Other Instruments:
Investments of Collateral for Securities Loaned	4.9%
Total Investments	104.9%
Other Assets & Liabilities, net	-4.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Tencent Holdings Ltd.	5.8%
China Mobile Ltd.	5.6%
Industrial & Commercial Bank of China Ltd. — Class H	5.0%
China Construction Bank Corp. — Class H	5.0%
Baidu, Inc. ADR	4.3%
Bank of China Ltd. — Class H	3.9%
China Life Insurance Company Ltd. — Class H	3.2%
Alibaba Group Holdings Ltd. ADR	3.1%
Ping An Insurance Group Company of China Ltd. — Class H	2.6%
PetroChina Company Ltd. — Class H	2.4%
Top Ten Total	40.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

CQQQ Guggenheim China Technology ETF

Fund Statistics
Share Price	$35.81
Net Asset Value	$35.80
Premium to NAV	0.03%
Net Assets ($000)	$69,818

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(12/08/09)
Guggenheim China Technology ETF
NAV	-5.04%	-3.27%	14.51%	8.39%	8.49%
Market	-4.53%	-3.02%	14.89%	8.23%	8.49%
AlphaShares China
Technology
Index	-5.15%	-3.17%	14.91%	8.61%	8.78%
MSCI China
Index	5.93%	19.04%	7.10%	5.80%	3.65%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips, and P chips.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Communications	49.1%
Technology	32.1%
Industrial	9.5%
Energy	5.4%
Basic Materials	1.3%
Consumer, Cyclical	1.2%
Consumer, Non-cyclical	1.0%
Diversified	0.2%
Total Long-Term Investments	99.8%
Other Instruments:
Investments of Collateral for Securities Loaned	19.2%
Total Investments	119.0%
Other Assets & Liabilities, net	-19.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Tencent Holdings Ltd.	12.0%
Baidu, Inc. ADR	7.9%
Lenovo Group Ltd.	7.7%
Hanergy Thin Film Power Group Ltd.	6.6%
Alibaba Group Holding Ltd. ADR	6.1%
NetEase, Inc. ADR	5.8%
AAC Technologies Holdings, Inc.	4.8%
Qihoo 360 Technology Company Ltd. ADR	3.1%
Semiconductor Manufacturing International Corp.	2.7%
GCL-Poly Energy Holdings Ltd.	2.7%
Top Ten Total	59.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

EMRE Guggenheim Emerging Markets Real Estate ETF

Fund Statistics
Share Price	$24.61
Net Asset Value	$25.07
Discount to NAV	-1.83%
Net Assets ($000)	$2,507

TOTAL RETURN FOR THE PERIOD ENDED FEBRUARY 28, 2015
Since
Inception
(09/29/14)
(non-annualized)
Guggenheim Emerging Market Real Estate ETF
NAV	1.80%
Market	-0.07%
AlphaShares Emerging
Markets Real Estate
Index	5.45%
FTSE EPRA/NAREIT Global Real Estate Index	11.21%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

FTSE EPRA/NAREIT Global Real Estate Index is an unmanaged portfolio of approximately 423 constituents from 37 countries, including both developed and emerging markets.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Financial	95.0%
Industrial	1.5%
Consumer, Cyclical	1.3%
Exchange Traded Funds	1.1%
Diversified	0.8%
Total Long-Term Investments	99.7%
Other Instruments:
Investments of Collateral for Securities Loaned	4.7%
Rights	0.0%*
Total Other Instruments	4.7%
Total Investments	104.4%
Other Assets & Liabilities, net	-4.4%
Net Assets	100.0%
*Amount is less than 0.1%

Ten Largest Holdings
(% of Total Net Assets)
Emaar Properties PJSC	5.3%
China Overseas Land & Investment Ltd.	5.1%
Fibra Uno Administracion S.A. de CV, REIT	3.5%
China Resources Land Ltd.	3.4%
Growthpoint Properties Ltd., REIT	3.1%
Ayala Land, Inc.	3.0%
SM Prime Holdings Inc.	2.7%
BR Malls Participacoes S.A.	2.1%
Country Garden Holdings Company Ltd.	2.0%
Aldar Properties PJSC	2.0%
Top Ten Total	32.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Distribution
Month	per Share
December 2014	$0.3580
Total	$0.3580

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

TAN Guggenheim Solar ETF

Fund Statistics
Share Price	$39.50
Net Asset Value	$39.42
Premium to NAV	0.20%
Net Assets ($000)	$356,642

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(04/15/08)
Guggenheim Solar ETF
NAV	-7.86%	-14.13%	15.02%	-9.12%	-21.30%
Market	-7.25%	-13.83%	15.43%	-8.99%	-21.28%
MAC Global
Solar Energy
Index	-8.84%	-15.77%	12.05%	-11.47%	-22.32%
MSCI World
Index	2.14%	7.87%	13.26%	11.69%	5.20%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $251.30* per share for share price returns or initial net asset value (NAV) of $251.30* per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.76%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.75%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Technology	40.5%
Energy	32.2%
Industrial	21.5%
Other	4.9%
Total Long-Term Investments	99.1%
Other Investments:
Investments of Collateral for Securities Loaned	45.4%
Total Investments	144.5%
Other Assets & Liabilities, net	-44.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Hanergy Thin Film Power Group Ltd.	15.5%
SunEdison, Inc.	8.8%
First Solar, Inc.	8.8%
SolarCity Corp.	5.7%
GCL-Poly Energy Holdings Ltd.	5.6%
SunPower Corp. — Class A	5.6%
Canadian Solar, Inc.	4.3%
Trina Solar Ltd. ADR	3.9%
TerraForm Power, Inc. — Class A	3.6%
Xinyi Solar Holdings Ltd.	3.5%
Top Ten Total	65.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

* Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

CGW Guggenheim S&P Global Water Index ETF

Fund Statistics
Share Price	$28.39
Net Asset Value	$28.39
Premium to NAV	0.0%
Net Assets ($000)	$348,650

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(05/14/07)
Guggenheim S&P Global
Water Index ETF
NAV	-0.44%	-0.13%	13.04%	12.11%	4.32%
Market	-0.64%	-0.16%	13.29%	12.19%	4.32%
S&P Global
Water
Index	-0.18%	0.57%	13.94%	12.99%	5.36%
MSCI World
Index	2.14%	7.87%	13.26%	11.69%	3.54%
Dow Jones
Global Utilities
Index	-2.14%	6.67%	7.22%	4.03%	-1.49%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.78 per share for share price returns or initial net asset value (NAV) of $24.78 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Dow Jones Global Utilities Index consists of companies that provide electrical, water, natural gas, and telephone utilities. The index is quoted in USD.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.65%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.64% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Industrial	61.4%
Utilities	36.0%
Basic Materials	2.3%
Energy	0.0%
Total Investments	99.7%
Other Instruments:
Investments of Collateral for Securities Loaned	0.7%
Total Investments	100.4%
Other Assets & Liabilities, net	-0.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Geberit AG	7.7%
Pentair plc	7.3%
United Utilities Group plc	6.0%
American Water Works Company, Inc.	5.8%
Danaher Corp.	5.5%
Veolia Environnement S.A.	5.4%
Severn Trent plc	4.5%
Xylem, Inc.	3.7%
Alfa Laval AB	3.6%
Suez Environnement Co.	3.6%
Top Ten Total	53.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

GHII Guggenheim S&P High Income Infrastructure ETF

Fund Statistics
Share Price	$25.34
Net Asset Value	$25.26
Premium to NAV	0.32%
Net Assets ($000)	$2,526

TOTAL RETURN FOR THE PERIOD ENDED FEBRUARY 28, 2015
Since
Inception
(02/11/15)
(non-annualized)
Guggenheim S&P High Income Infrastructure ETF
NAV	0.84%
Market	1.16%
S&P High Income Infrastructure Index	1.29%
S&P Global BMI Index	2.88%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The S&P High Income Infrastructure Index is designed to serve as a benchmark for yield-seeking equity investors looking for infrastructure exposure. The index is composed of the 50 highest-dividend-paying companies within the S&P Global BMI that operate in the energy, transportation, and utilities sectors.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.45% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Utilities	47.8%
Consumer, Non-cyclical	26.9%
Energy	18.3%
Industrial	6.4%
Total Common Stocks	99.4%
Other Instruments:
Preferred Stocks	0.4%
Total Investments	99.8%
Other Assets & Liabilities, net	0.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Sydney Airport	5.0%
Williams Companies, Inc.	4.9%
Jiangsu Expressway Company Ltd. — Class H	4.9%
Transurban Group	4.5%
Atlantia SpA	4.4%
Zhejiang Expressway Company Ltd. — Class H	4.3%
Hutchison Port Holdings Trust	4.0%
Abertis Infraestructuras S.A.	4.0%
Kinder Morgan, Inc.	3.9%
Pembina Pipeline Corp.	3.8%
Top Ten Total	43.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 19

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	February 28, 2015

All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund’s gross income and reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning August 31, 2014 and ending February 28, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	Account Value	Account Value	During
	Ratio1	Return	August 31, 2014	February 28, 2015	Period2
Table 1. Based on actual Fund return3
Guggenheim China All-Cap ETF	0.70%	1.72%	$1,000.00	$1,017.16	$3.50
Guggenheim China Technology ETF	0.70%	(5.04)%	1,000.00	949.56	3.38
Guggenheim Emerging Markets Real Estate ETF4	0.65%	1.80%	1,000.00	1,017.97	2.75
Guggenheim Solar ETF	0.70%	(7.86)%	1,000.00	921.41	3.33
Guggenheim S&P Global Water Index ETF	0.64%	(0.44)%	1,000.00	995.64	3.17
Guggenheim S&P High Income Infrastructure ETF5	0.45%	0.84%	1,000.00	1,012.42	0.22
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim China All-Cap ETF	0.70%	5.00%	$1,000.00	$1,021.32	$3.51
Guggenheim China Technology ETF	0.70%	5.00%	1,000.00	1,021.32	3.51
Guggenheim Emerging Markets Real Estate ETF	0.65%	5.00%	1,000.00	1,018.23	3.31
Guggenheim Solar ETF	0.70%	5.00%	1,000.00	1,021.32	3.51
Guggenheim S&P Global Water Index ETF	0.64%	5.00%	1,000.00	1,021.62	3.21
Guggenheim S&P High Income Infrastructure ETF	0.45%	5.00%	1,000.00	1,002.24	2.29

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.

2
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period August 31, 2014 to February 28, 2015.

4
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 75/365 (to reflect the period). Actual cumulative return at net asset value for the period September 29, 2014 to February 28, 2015.

5
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 18/365 (to reflect the period). Actual cumulative return at net asset value for the period February 11, 2015 to February 28, 2015.

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

YAO Guggenheim China All-Cap ETF

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 35.5%
Industrial & Commercial Bank of China Ltd. — Class H	3,534,973	$2,579,855
China Construction Bank Corp. — Class H	3,078,978	2,560,704
Bank of China Ltd. — Class H	3,498,965	2,012,183
China Life Insurance Company Ltd. — Class H	379,995	1,629,156
Ping An Insurance Group Company of China Ltd. — Class H	120,000	1,334,545
Bank of Communications Company Ltd. — Class H	1,052,993	908,332
China Overseas Land & Investment Ltd.	203,995	622,077
Agricultural Bank of China Ltd. — Class H	1,219,982	605,630
China Merchants Bank Company Ltd. — Class H	233,993	534,034
China Pacific Insurance Group Company Ltd. — Class H	98,600	514,902
PICC Property & Casualty Company Ltd. — Class H	221,995	475,738
China Minsheng Banking Corporation Ltd. — Class H	326,990	395,064
China Resources Land Ltd.	121,999	324,053
China CITIC Bank Corporation Ltd. — Class H	399,993	303,265
China Cinda Asset Management Company Ltd. — Class H*	588,000	289,623
People’s Insurance Company Group of China Ltd. — Class H	366,000	189,242
China Taiping Insurance Holdings Company Ltd.*	52,000	181,034
Haitong Securities Company Ltd. — Class H1	75,600	180,338
Huishang Bank Corporation Ltd. — Class H	398,000	177,050
China Vanke Company Ltd. — Class H*	66,696	153,078
New China Life Insurance Company Ltd. — Class H††	26,500	152,567
CITIC Securities Company Ltd. — Class H	43,001	152,477
Country Garden Holdings Company Ltd.	381,873	152,149
Shimao Property Holdings Ltd.	63,499	134,769
Sino-Ocean Land Holdings Ltd.	193,493	120,755
China Everbright Ltd.	44,000	107,795
Evergrande Real Estate Group Ltd.1	228,994	100,982
Longfor Properties Company Ltd.	67,499	88,775
Sunac China Holdings Ltd.	95,000	87,951
Chongqing Rural Commercial Bank Company Ltd. — Class H	126,994	79,090
Shanghai Industrial Holdings Ltd.	25,000	75,753
Far East Horizon Ltd.	78,000	72,715
SOHO China Ltd.	96,999	69,415
Yuexiu Property Company Ltd.	343,992	69,194
Bank of Chongqing Company Ltd. — Class H	79,500	65,605
Guangzhou R&F Properties Company Ltd. — Class H	51,200	59,548
Harbin Bank Company Ltd. — Class H2	155,000	57,160
Poly Property Group Company Ltd.	98,999	48,252
Agile Property Holdings Ltd.	76,000	45,176
China South City Holdings Ltd.1	136,000	42,963
KWG Property Holding Ltd.	65,815	42,771
Franshion Properties China Ltd.	139,998	41,158
Shui On Land Ltd.	174,493	40,499
Renhe Commercial Holdings Company Ltd.*	837,991	37,818
Greentown China Holdings Ltd.1	40,500	35,772
Shenzhen Investment Ltd.	111,999	35,381
Guotai Junan International Holdings Ltd.	40,000	30,224
Hopson Development Holdings Ltd.*,1	36,000	29,755
E-House China Holdings Ltd. ADR	3,783	26,746
China Overseas Grand Oceans Group Ltd.1	45,000	23,151
Kaisa Group Holdings Ltd.1	113,999	22,931
Yanlord Land Group Ltd.	32,200	22,846
Total Financial		18,142,046

Communications - 24.0%
Tencent Holdings Ltd.	170,500	2,987,699
China Mobile Ltd.	209,999	2,853,980
Baidu, Inc. ADR*	10,798	2,200,093
Alibaba Group Holdings Ltd. ADR*	18,867	1,605,959
China Telecom Corporation Ltd. — Class H	701,981	454,383
China Unicom Hong Kong Ltd.	231,995	390,674
Vipshop Holdings Ltd. ADR*	14,046	343,424
Ctrip.com International Ltd. ADR*	6,564	297,808
Qihoo 360 Technology Company Ltd. ADR*,1	4,082	186,670
SINA Corp.*	3,352	124,426
Youku Tudou, Inc. ADR*,1	6,707	109,928
Sohu.com, Inc.*	1,542	81,140
Bitauto Holdings Ltd. ADR*	1,230	78,043
YY, Inc. ADR*,1	1,454	76,611
ZTE Corp. — Class H	31,840	70,943
SouFun Holdings Ltd. ADR1	10,190	69,700
China Communications Services Corp. Ltd. — Class H	139,993	64,261
21Vianet Group, Inc. ADR*,1	2,361	40,845
51job, Inc. ADR*	1,120	39,760
BYD Electronic International Company Ltd.	31,500	35,174
Autohome, Inc. ADR*	849	32,423
58.com, Inc. ADR*	748	31,177
TCL Communication Technology Holdings Ltd.1	31,000	29,379
E-Commerce China Dangdang, Inc. — Class A ADR*,1	3,138	28,964
Coolpad Group Ltd.	132,000	24,850
CITIC Telecom International Holdings Ltd.	69,000	24,022
Leju Holdings Ltd. ADR*,1	199	1,891
Total Communications		12,284,227

Energy - 10.0%
PetroChina Company Ltd. — Class H	1,075,986	1,248,653
CNOOC Ltd .	818,990	1,176,405
China Petroleum & Chemical Corp. — Class H	1,301,183	1,090,548

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 21

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 10.0% (continued)
China Shenhua Energy Company Ltd. — Class H	173,496	$454,129
China Longyuan Power Group Corporation Ltd. — Class H	170,998	183,446
Kunlun Energy Company Ltd.	159,994	157,406
China Oilfield Services Ltd. — Class H	91,999	139,740
GCL-Poly Energy Holdings Ltd.	532,995	127,829
China Coal Energy Company Ltd. — Class H	206,993	111,564
Yanzhou Coal Mining Company Ltd. — Class H1	97,999	80,871
Sinopec Engineering Group Company Ltd. — Class H	59,500	48,257
Beijing Jingneng Clean Energy Co. Ltd. — Class H	114,000	47,038
Xinyi Solar Holdings Ltd.	158,000	46,857
Trina Solar Ltd. ADR*,1	4,438	46,466
Sinopec Kantons Holdings Ltd.1	52,000	38,688
Shougang Fushan Resources Group Ltd.	196,000	38,414
United Energy Group Ltd.*	197,994	28,338
CIMC Enric Holdings Ltd.	32,000	23,684
China Suntien Green Energy Corporation Ltd. — Class H	90,000	17,523
Total Energy		5,105,856

Consumer, Non-cyclical - 8.2%
Hengan International Group Company Ltd.	40,501	464,520
Want Want China Holdings Ltd.	351,993	388,055
China Mengniu Dairy Company Ltd.	62,999	284,312
Tingyi Cayman Islands Holding Corp.	95,999	241,376
WH Group Ltd.*,2	356,000	197,384
Sinopharm Group Company Ltd. — Class H	50,801	177,842
Sihuan Pharmaceutical Holdings Group Ltd.	288,988	172,153
WuXi PharmaTech Cayman, Inc. ADR*	3,628	144,939
Sino Biopharmaceutical Ltd.	151,995	144,441
New Oriental Education & Technology Group ADR*	6,668	127,759
Mindray Medical International Ltd. ADR	4,500	127,170
COSCO Pacific Ltd.	86,000	123,975
Tsingtao Brewery Company Ltd. — Class H	18,000	113,843
China Medical System Holdings Ltd.	62,495	103,467
Luye Pharma Group Ltd.*	76,000	89,176
Zhejiang Expressway Company Ltd. — Class H	71,999	88,566
CSPC Pharmaceutical Group Ltd.	108,000	88,289
China Conch Venture Holdings Ltd.	42,000	84,807
Shandong Weigao Group Medical Polymer Company
Ltd. — Class H	96,001	79,099
Jiangsu Expressway Company Ltd. — Class H	62,000	76,506
Uni-President China Holdings Ltd.	92,000	72,362
Shenzhen International Holdings Ltd.	50,749	70,933
TAL Education Group ADR*	1,984	60,948
Shanghai Fosun Pharmaceutical Group Company
Ltd. — Class H	17,000	56,554
China Huishan Dairy Holdings Company Ltd.	291,000	50,279
Lijun International Pharmaceutical Holding Company Ltd.	114,000	48,508
China Agri-Industries Holdings Ltd.	111,999	45,057
China Modern Dairy Holdings Ltd.*	119,989	43,475
Tong Ren Tang Technologies Company Ltd. — Class H	34,000	41,911
Guangzhou Baiyunshan Pharmaceutical Holdings
Company Ltd. — Class H	12,000	40,230
CP Pokphand Company Ltd.	341,993	40,128
China Shengmu Organic Milk Ltd.*,2	113,000	34,095
Phoenix Healthcare Group Company Ltd.	19,500	32,988
China Yurun Food Group Ltd.*	78,000	29,871
Hua Han Bio-Pharmaceutical Holdings Ltd.	131,200	28,759
Shenzhen Expressway Company Ltd. — Class H	38,000	28,223
Vinda International Holdings Ltd.	15,000	25,492
Tibet 5100 Water Resources Holdings Ltd.	74,000	24,999
Fu Shou Yuan International Group Ltd.	54,000	23,256
China Shineway Pharmaceutical Group Ltd.	15,000	22,861
Wumart Stores, Inc. — Class H	29,000	21,090
China Animal Healthcare Ltd.	36,000	20,378
Total Consumer, Non-cyclical		4,180,076

Consumer, Cyclical - 6.0%
Great Wall Motor Company Ltd. — Class H	52,500	334,410
Belle International Holdings Ltd.	239,993	259,629
Dongfeng Motor Group Company Ltd. — Class H	146,000	232,306
Brilliance China Automotive Holdings Ltd.	103,996	204,091
Haier Electronics Group Company Ltd.	58,000	152,938
Byd Company Ltd. — Class H	30,500	132,926
China Resources Enterprise Ltd.	60,000	125,176
Geely Automobile Holdings Ltd.	259,993	116,328
Shenzhou International Group Holdings Ltd.	27,999	110,834
Guangzhou Automobile Group Company Ltd. — Class H	111,999	107,443
Weichai Power Company Ltd. — Class H	25,400	103,167
Sun Art Retail Group Ltd.1	110,999	99,614
Air China Ltd. — Class H	103,999	92,260
ANTA Sports Products Ltd.	41,000	82,471
GOME Electrical Appliances Holding Ltd.	592,991	80,284
Minth Group Ltd.	34,000	71,372
Skyworth Digital Holdings Ltd.	95,999	68,452
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	32,600	68,097
Xinyi Glass Holdings Ltd.1	119,999	64,212
China Eastern Airlines Corporation Ltd. — Class H*	94,000	44,846
China Southern Airlines Company Ltd. — Class H	88,000	43,912
Digital China Holdings Ltd.	45,000	43,808
Homeinns Hotel Group*	1,539	41,107

See notes to financial statements.
22 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 6.0% (continued)
China Travel International Investment Hong Kong Ltd.	121,999	$38,383
REXLot Holdings Ltd.1	474,993	37,360
Golden Eagle Retail Group Ltd.1	27,000	32,725
China Lodging Group Ltd. ADR*	1,427	30,253
Zhongsheng Group Holdings Ltd.	33,500	28,854
China Dongxiang Group Company Ltd.	169,000	28,328
Baoxin Auto Group Ltd.	41,500	27,612
Intime Retail Group Company Ltd.	50,000	27,465
Dah Chong Hong Holdings Ltd.	45,000	26,923
China ZhengTong Auto Services Holdings Ltd.	49,500	26,041
Li Ning Company Ltd.*	59,000	23,355
Shanghai Jin Jiang International Hotels Group Co.
Ltd. — Class H	70,000	20,940
Bosideng International Holdings Ltd.	167,999	19,063
Ajisen China Holdings Ltd.	30,000	18,297
Total Consumer, Cyclical		3,065,282

Industrial - 5.9%
China Communications Construction Company
Ltd. — Class H	224,993	275,025
AAC Technologies Holdings, Inc.	37,482	248,174
Anhui Conch Cement Company Ltd. — Class H	67,000	227,640
China Everbright International Ltd.	137,999	192,529
China Railway Group Ltd. — Class H	203,993	165,710
China National Building Material Company Ltd. — Class H	145,998	142,883
Yangzijiang Shipbuilding Holdings Ltd.	143,100	128,886
China State Construction International Holdings Ltd.	85,999	122,421
China Railway Construction Corporation Ltd. — Class H	86,999	106,232
Shanghai Electric Group Company Ltd. — Class H	149,998	89,162
AviChina Industry & Technology Company Ltd. — Class H	119,999	78,138
Beijing Capital International Airport Company Ltd. — Class H	78,000	73,520
Haitian International Holdings Ltd.	32,000	69,236
China COSCO Holdings Company Ltd. — Class H	130,499	64,951
China Shanshui Cement Group Ltd.1	105,999	58,771
China Shipping Container Lines Company Ltd. — Class H*	188,994	58,730
China International Marine Containers Group Co.
Ltd. — Class H	30,400	57,621
Lee & Man Paper Manufacturing Ltd.	108,999	56,218
Sunny Optical Technology Group Company Ltd.	34,000	56,203
Sinotrans Ltd. — Class H	79,000	52,256
China Resources Cement Holdings Ltd.	88,000	52,196
BBMG Corp. — Class H	59,000	51,655
Tech Pro Technology Development Ltd.*	64,000	48,853
Zoomlion Heavy Industry Science and Technology
Company Ltd. — Class H1	72,399	46,490
China Shipping Development Co. Ltd. — Class H	66,000	45,104
Metallurgical Corporation of China Ltd. — Class H	137,999	43,951
China Machinery Engineering Corp. — Class H	43,000	37,370
SITC International Holdings Company Ltd.	64,000	36,640
Guangshen Railway Company Ltd. — Class H	72,000	36,485
China Zhongwang Holdings Ltd.1	82,799	35,765
China High Speed Transmission Equipment Group Co. Ltd.	53,000	34,853
Dongfang Electric Corporation Ltd. — Class H	17,200	34,775
Xinjiang Goldwind Science & Technology
Company Ltd. — Class H	21,400	31,291
China Singyes Solar Technologies Holdings Ltd.1	23,000	30,665
Kingboard Laminates Holdings Ltd.	64,000	27,893
CT Environmental Group Ltd.	26,000	26,149
China Lesso Group Holdings Ltd.	54,000	26,111
China Rongsheng Heavy Industries Group Holdings Ltd.*	249,494	24,449
Harbin Electric Company Ltd. — Class H	34,000	23,191
SIIC Environment Holdings Ltd.*	195,200	19,088
NVC Lighting Holding Ltd.†††,3	115,999	—
Total Industrial		3,037,280

Technology - 3.6%
Hanergy Thin Film Power Group Ltd.1	990,000	576,987
Lenovo Group Ltd.	321,995	496,562
NetEase, Inc. ADR	3,720	372,149
Semiconductor Manufacturing International Corp.*	1,490,983	130,730
Kingsoft Corporation Ltd.1	31,000	71,230
TravelSky Technology Ltd. — Class H	47,000	50,603
Shunfeng International Clean Energy Ltd.*	52,000	34,799
Ju Teng International Holdings Ltd.	52,000	30,709
Perfect World Company Ltd. ADR1	1,484	27,795
Shanda Games Ltd. ADR*	4,748	26,589
NetDragon Websoft, Inc.	14,500	24,642
Total Technology		1,842,795

Utilities - 3.2%
China Resources Power Holdings Company Ltd.	89,999	238,474
Huaneng Power International, Inc. — Class H	177,994	223,771
Beijing Enterprises Holdings Ltd.	26,000	193,102
Guangdong Investment Ltd.	145,998	188,064
China Gas Holdings Ltd.	115,999	180,383
Beijing Enterprises Water Group Ltd.	229,993	142,940
China Resources Gas Group Ltd.	42,000	103,870
Datang International Power Generation
Company Ltd. — Class H††	165,996	83,047
Huadian Power International Corporation Ltd. — Class H1	88,000	73,982
China Power International Development Ltd.	126,999	65,993

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 23

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Utilities - 3.2% (continued)
Huaneng Renewables Corporation Ltd. — Class H	177,992	$61,737
Huadian Fuxin Energy Corporation Ltd. — Class H	108,000	51,525
China Oil & Gas Group Ltd.	199,993	27,335
Total Utilities		1,634,223

Basic Materials - 2.8%
CITIC Ltd.	278,000	488,219
Jiangxi Copper Company Ltd. — Class H	69,999	119,501
Aluminum Corporation of China Ltd. — Class H*,1	197,994	95,992
Zijin Mining Group Company Ltd. — Class H1	295,992	87,781
Huabao International Holdings Ltd.	98,999	75,059
Sinopec Shanghai Petrochemical Company Ltd. — Class H	175,998	60,138
Nine Dragons Paper Holdings Ltd.	83,999	54,480
Kingboard Chemical Holdings Ltd.	30,800	53,217
China Molybdenum Co. Ltd. — Class H	66,000	44,168
Hunan Nonferrous Metal Corporation Ltd. — Class H*	82,000	42,927
Angang Steel Company Ltd. — Class H	54,000	40,942
Sinopec Yizheng Chemical Fibre Company Ltd. — Class H	106,000	38,270
Yingde Gases Group Company Ltd.	51,500	37,187
China BlueChemical Ltd. — Class H	89,999	36,206
China Hongqiao Group Ltd.1	50,000	33,718
Maanshan Iron & Steel Company Ltd. — Class H	100,000	27,980
Zhaojin Mining Industry Company Ltd. — Class H1	44,500	26,968
North Mining Shares Company Ltd. — Class C*	550,000	25,530
Dongyue Group Ltd.	60,000	21,043
China Lumena New Materials Corp.*,†††,3	261,994	—
Total Basic Materials		1,409,326

Diversified - 0.8%
China Merchants Holdings International Company Ltd.	92,000	349,948
Carnival Group International Holdings Ltd.*	380,000	61,737
Total Diversified		411,685
Total Common Stocks
(Cost $47,910,729)		51,112,796

SECURITIES LENDING COLLATERAL†,4 - 4.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.0738%	2,487,249	2,487,249
Total Securities Lending Collateral
(Cost $2,487,249)		2,487,249
Total Investments - 104.9%
(Cost $50,397,978)		$53,600,045
Other Assets & Liabilities, net - (4.9)%		(2,497,824)
Total Net Assets - 100.0%		$51,102,221

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

†††	Value determined based on Level 3 inputs —See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $288,639 (cost $275,681), or 0.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at February 28, 2015. The total market value of fair valued securities amounts to $0 (cost $110,302) or less than 0.1% of total net assets.

4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

Country Diversification
% of Long-Term
Country	Investments
China	99.5%
Singapore	0.3%
United States	0.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	87.2%
United States Dollar	12.5%
Singapore Dollar	0.3%
Total Long-Term Investments	100.0%

See notes to financial statements.
24 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CQQQ Guggenheim China Technology ETF

	Shares	Value
COMMON STOCKS† - 99.8%
Communications - 49.1%
Tencent Holdings Ltd.	476,315	$8,346,543
Baidu, Inc. ADR*	27,149	5,531,608
Alibaba Group Holding Ltd. ADR*	50,179	4,271,236
Qihoo 360 Technology Company Ltd. ADR*,1	47,787	2,185,300
SINA Corp.*	48,976	1,817,989
Youku Tudou, Inc. ADR*	97,997	1,606,171
Sohu.com, Inc.*	22,533	1,185,686
Bitauto Holdings Ltd. ADR*	17,958	1,139,435
YY, Inc. ADR*,1	21,239	1,119,083
ZTE Corp. — Class H	466,619	1,039,679
SouFun Holdings Ltd. ADR1	148,883	1,018,360
21Vianet Group, Inc. ADR*,1	34,593	598,459
BYD Electronic International Company Ltd.	469,000	523,701
Autohome, Inc. ADR*	12,435	474,893
58.com, Inc. ADR*	10,960	456,813
TCL Communication Technology Holdings Ltd.1	463,016	438,810
Coolpad Group Ltd.	1,980,076	372,759
Suncorp Technologies Ltd.*	7,620,000	299,673
China Fiber Optic Network System Group Ltd.	830,000	221,535
China All Access Holdings Ltd.	562,029	203,638
Comba Telecom Systems Holdings Ltd.1	686,378	200,016
Synertone Communication Corp.	2,248,000	200,004
Renren, Inc. ADR*,1	70,772	181,884
Phoenix New Media Ltd. ADR*	24,541	180,131
V1 Group Ltd.*	2,208,000	176,516
Weibo Corp ADR*,1	12,561	167,564
China Public Procurement Ltd.*,1	5,892,000	140,549
Pacific Online Ltd.	305,000	114,049
Total Communications		34,212,084

Technology - 32.1%
Lenovo Group Ltd.	3,476,081	5,360,607
Hanergy Thin Film Power Group Ltd.*,1	7,852,262	4,576,423
NetEase, Inc. ADR	40,228	4,024,408
Semiconductor Manufacturing International Corp.*	21,787,375	1,910,323
Kingsoft Corporation Ltd.1	457,022	1,050,118
TravelSky Technology Ltd. — Class H	691,032	744,009
Shunfeng International Clean Energy Ltd.*	768,000	513,951
PAX Global Technology Ltd.*	481,000	438,488
Perfect World Company Ltd. ADR	21,729	406,984
Ju Teng International Holdings Ltd.	666,030	393,326
Shanda Games Ltd. ADR*	69,579	389,642
Kingdee International Software Group Company Ltd.*	1,130,040	371,558
NetDragon Websoft, Inc.1	197,012	334,812
Chinasoft International Ltd.*,1	864,008	269,604
Boyaa Interactive International Ltd.	337,000	243,773
Changyou.com Ltd. ADR*,1	8,616	241,334
Cheetah Mobile Inc ADR*,1	9,942	191,384
Tian Ge Interactive Holdings Ltd.	431,000	191,174
China Mobile Games & Entertainment Group Ltd.*,1	9,142	163,185
TPV Technology Ltd.	680,031	157,832
NQ Mobile, Inc. ADR*,1	37,918	154,326
Shanghai Fudan Microelectronics Group Company Ltd. — Class H	182,000	141,978
China ITS Holdings Company Ltd.	861,000	118,790
Total Technology		22,388,029

Industrial - 9.5%
AAC Technologies Holdings, Inc.	506,506	3,353,652
Sunny Optical Technology Group Company Ltd.	504,000	833,128
Truly International Holdings Ltd.1	1,060,037	431,918
Hi Sun Technology China Ltd.*	1,344,048	353,539
Kingboard Laminates Holdings Ltd.	803,033	349,980
Wasion Group Holdings Ltd.	346,014	343,094
Tongda Group Holdings Ltd.	2,230,000	313,418
GCL New Energy Holdings Ltd.*	2,062,000	204,726
Yingli Green Energy Holding Company Ltd. ADR*,1	95,923	200,479
China Aerospace International Holdings Ltd.	1,400,054	189,551
Kingwell Group Ltd.*	1,172,000	75,560
Total Industrial		6,649,045

Energy - 5.4%
GCL-Poly Energy Holdings Ltd.*	7,806,163	1,872,163
Xinyi Solar Holdings Ltd.1	2,304,000	683,287
Trina Solar Ltd. ADR*,1	65,037	680,937
JinkoSolar Holding Company Ltd. ADR*,1	14,862	325,329
JA Solar Holdings Company Ltd. ADR*,1	27,504	233,509
Total Energy		3,795,225
Basic Materials - 1.3%
Kingboard Chemical Holdings Ltd.	455,816	787,567
Landing International Development Ltd.*	4,585,000	147,208
Total Basic Materials		934,775

Consumer, Cyclical - 1.2%
Digital China Holdings Ltd.	675,033	657,151
VST Holdings Ltd.	544,000	179,569
Total Consumer, Cyclical		836,720

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CQQQ Guggenheim China Technology ETF continued

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 1.0%
China Innovationpay Group Ltd.*	3,168,000	$269,601
HC International, Inc.*	262,000	185,130
Goldpac Group Ltd.	240,000	144,208
Anxin-China Holdings Ltd.	1,844,054	116,510
Total Consumer, Non-cyclical		715,449
Diversified - 0.2%
Beijing Development HK Ltd.*	556,000	172,060
Total Common Stocks
(Cost $64,343,299)		69,703,387

SECURITIES LENDING COLLATERAL†,2 - 19.2%
BNY Mellon Separately Managed Cash
Collateral Account, 0.0738%	13,380,610	13,380,610
Total Securities Lending Collateral
(Cost $13,380,610)		13,380,610
Total Investments - 119.0%
(Cost $77,723,909)		$83,083,997
Other Assets & Liabilities, net - (19.0)%		(13,266,149)
Total Net Assets - 100.0%		$69,817,848

*	Non-income producing security.

†	Value determined based on Level 1 inputs – See Note 4.

1	All or portion of this security is on loan at February 28, 2015 – See Note 2.

2	Securities lending collateral – See Note 2.

ADR	American Depositary Receipt

Country Diversification
% of Long-Term
Country	Investments
China	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	58.5%
United States Dollar	41.5%
Total Long-Term Investments	100.0%

See notes to financial statements.
26 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

EMRE Guggenheim Emerging Markets Real Estate ETF

	Shares	Value
COMMON STOCKS† - 98.6%
Cayman Islands - 16.7%
China Resources Land Ltd.	32,000	$84,998
Country Garden Holdings Company Ltd.	128,000	50,999
Shimao Property Holdings Ltd.	22,500	47,754
Evergrande Real Estate Group Ltd.	76,000	33,515
Sunac China Holdings Ltd.††	32,000	29,626
Longfor Properties Company Ltd.	22,500	29,592
SOHO China Ltd.	34,000	24,331
KWG Property Holding Ltd.	25,000	16,247
Agile Property Holdings Ltd.1	26,000	15,455
Greentown China Holdings Ltd.1	16,000	14,132
Shui On Land Ltd.	60,500	14,042
E-House China Holdings Ltd. ADR	1,305	9,226
Kaisa Group Holdings Ltd.1	45,000	9,052
Renhe Commercial Holdings Company Ltd.	198,000	8,936
Colour Life Services Group Company Ltd.	8,000	6,911
Glorious Property Holdings Ltd.††	42,000	5,145
Wuzhou International Holdings Ltd.	26,000	4,425
Logan Property Holdings Company Ltd.	14,000	4,423
Hydoo International Holding Ltd.	20,000	3,739
Fantasia Holdings Group Company Ltd.	30,000	3,288
Yuzhou Properties Company Ltd.	14,000	3,285
Total Cayman Islands		419,121

China - 13.4%
China Overseas Land & Investment Ltd.	42,000	128,078
China Vanke Company Ltd. — Class H*	21,000	48,198
Sino-Ocean Land Holdings Ltd.	66,000	41,189
Yuexiu Property Company Ltd.	120,000	24,138
Guangzhou R&F Properties Company Ltd. — Class H	17,200	20,005
Poly Property Group Company Ltd.	36,000	17,546
China South City Holdings Ltd.	50,000	15,795
Franshion Properties China Ltd.	42,000	12,347
Shenzhen Investment Ltd.	38,000	12,004
Beijing Capital Land Ltd. — Class H	18,000	9,237
China Overseas Grand Oceans Group Ltd.	14,000	7,203
Total China		335,740

South Africa - 12.5%
Growthpoint Properties Ltd., REIT1	30,113	76,697
Redefine Properties Ltd., REIT	49,264	50,055
Resilient Property Income Fund Ltd.	5,007	40,282
Hyprop Investments Ltd.	3,220	30,755
Capital Property Fund, REIT	23,393	28,345
Attacq Ltd.*	11,739	23,220
Vukile Property Fund Ltd., REIT	7,865	13,303
Emira Property Fund, REIT	7,434	11,706
Acucap Properties Ltd., REIT	2,208	10,791
S.A. Corporate Real Estate Fund Nominees Pty Ltd., REIT	24,043	10,523
Fountainhead Property Trust, REIT	8,595	6,904
Arrowhead Properties Ltd. — Class A, REIT	6,200	5,215
Arrowhead Properties Ltd. — Class B, REIT	6,113	5,193
Total South Africa		312,989

United Arab Emirates - 8.1%
Emaar Properties PJSC	64,593	132,782
Aldar Properties PJSC	70,369	50,390
Deyaar Development PJSC*	34,677	7,308
Union Properties PJSC	22,528	6,625
Eshraq Properties Company PJSC*	26,547	5,999
Total United Arab Emirates		203,104

Philippines – 7.9%
Ayala Land, Inc.	92,900	76,381
SM Prime Holdings Inc.	153,600	68,839
Megaworld Corp.	217,000	26,922
Robinsons Land Corp.	25,800	16,385
Vista Land & Lifescapes, Inc.	54,400	8,822
Belle Corp.	400	39
Total Philippines		197,388

Mexico - 7.1%
Fibra Uno Administracion S.A. de CV, REIT	31,700	88,897
Mexico Real Estate Management S.A. de CV, REIT	12,800	22,018
PLA Administradora Industrial S de RL de CV, REIT	8,200	17,654
Concentradora Fibra Hotelera Mexicana S.A. de CV, REIT*	7,700	11,525
Corporation Inmobiliaria Vesta SAB de CV	5,414	10,396
Prologis Property Mexico S.A. de CV, REIT	5,170	9,927
Concentradora Fibra Danhos S.A. de CV, REIT	3,578	8,722
Fibra Shop Portafolios Inmobiliarios SAPI de CV, REIT	6,053	7,635
Asesor de Activos Prisma SAPI de CV, REIT	4,200	4,770
Total Mexico		181,544

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

EMRE Guggenheim Emerging Markets Real Estate ETF continued

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Indonesia - 6.2%
Lippo Karawaci Tbk PT	355,200	$32,428
Bumi Serpong Damai Tbk PT	146,700	25,197
Summarecon Agung Tbk PT	154,100	21,640
Ciputra Development Tbk PT	180,400	20,727
Pakuwon Jati Tbk PT	409,500	17,426
Alam Sutera Realty Tbk PT	167,700	8,693
Kawasan Industri Jababeka Tbk PT	280,600	7,859
Modernland Realty Tbk PT	150,000	6,789
Lippo Cikarang Tbk PT*	6,600	6,089
Intiland Development Tbk PT	103,300	4,715
Sentul City Tbk PT*	376,800	4,227
Total Indonesia		155,790

Thailand - 5.1%
Central Pattana PCL	22,800	31,030
Land & Houses PCL	56,900	18,304
Pruksa Real Estate PCL	11,700	11,581
Hemaraj Land and Development PCL	78,200	10,691
Bangkok Land PCL	193,200	10,159
Quality Houses PCL	66,100	8,383
Supalai PCL	10,600	7,738
LPN Development PCL	9,500	5,789
Sansiri PCL	88,800	5,493
WHA Corporation PCL	4,600	5,122
TICON Industrial Connection PCL — Class F	8,800	4,845
Natural Park PCL*	2,858,600	4,421
Country Group Development PCL*	57,600	2,868
Total Thailand		126,424

Brazil - 4.7%
BR Malls Participacoes S.A.	8,936	52,847
Multiplan Empreendimentos Imobiliarios S.A.	1,438	27,434
BR Properties S.A.	3,702	15,006
Iguatemi Empresa de Shopping Centers S.A.	1,144	10,902
Aliansce Shopping Centers S.A.	1,306	7,445
LPS Brasil Consultoria de Imoveis S.A.	1,401	2,969
Total Brazil		116,603

Malaysia - 4.5%
IOI Properties Group BHD	25,500	15,071
KLCCP Stapled Group	7,300	14,037
UEM Sunrise BHD	31,100	12,254
Sunway BHD	11,400	10,691
IGB Real Estate Investment Trust, REIT	26,600	9,964
SP Setia Bhd Group	10,000	9,684
Eastern & Oriental Bhd	14,740	9,202
Sunway Real Estate Investment Trust, REIT	18,100	8,186
Mah Sing Group Bhd	12,300	6,928
IJM Land Bhd	6,700	6,878
CapitaMalls Malaysia Trust, REIT	13,800	5,744
IGB Corporation Bhd	5,900	4,764
Total Malaysia		113,403

Taiwan, Province of China - 3.6%
Highwealth Construction Corp.	11,000	23,433
Ruentex Development Company Ltd.	14,000	20,952
Prince Housing & Development Corp.	20,000	8,152
Huaku Development Company Ltd.	4,000	7,578
Radium Life Tech Company Ltd.	12,000	6,267
Chong Hong Construction Company Ltd.	3,000	6,209
Kindom Construction Corp.	6,000	6,056
Farglory Land Development Company Ltd.	5,000	5,970
Hung Sheng Construction Ltd.	8,000	4,993
Total Taiwan, Province of China		89,610

Egypt - 2.0%
Talaat Moustafa Group	19,449	27,096
Palm Hills Developments SAE*	15,499	7,902
Medinet Nasr Housing*	1,682	7,528
Six of October Development & Investment*	4,119	7,212
Total Egypt		49,738

Turkey - 1.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	34,213	42,579

See notes to financial statements.
28 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

EMRE Guggenheim Emerging Markets Real Estate ETF continued

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Qatar - 1.6%
Barwa Real Estate Co.	2,135	$28,553
United Development Company QSC	1,789	11,923
Total Qatar		40,476
Bermuda - 1.3%
Carnival Group International Holdings Ltd.*	130,000	21,121
Wanda Hotel Development Company Ltd.*	28,000	5,488
Shanghai Industrial Urban Development Group Ltd.*	26,000	4,861
Total Bermuda		31,470
Chile - 0.9%
Parque Arauco S.A.	10,639	20,934
Morocco - 0.3%
Douja Promotion Groupe Addoha S.A.	2,087	6,843
Alliances Developpement Immobilier S.A.	85	1,245
Total Morocco		8,088
Russian Federation - 0.3%
LSR Group GDR	3,741	8,006
Greece - 0.3%
Grivalia Properties REIC, REIT	703	6,939
Poland - 0.2%
Globe Trade Centre S.A.*	4,515	5,942
Guernsey - 0.2%
Etalon Group Ltd. GDR	2,276	5,235
Total Common Stocks
(Cost $2,416,780)		2,471,123

RIGHTS† - 0.0%
WHA Corporation PCL
Expires 04/02/15†††	1,672	—
Total Rights
(Cost $–)		—
EXCHANGE-TRADED FUNDS - 1.1%
Market Vectors India Small-Cap Index ETF	575	28,572
Total Exchange-Traded Funds
(Cost $25,329)		28,572
SECURITIES LENDING COLLATERAL†,2 - 4.7%
BNY Mellon Separately Managed Cash Collateral
Account, 0.0886%	117,866	117,866
Total Securities Lending Collateral
(Cost $117,866)		117,866
Total Investments - 104.4%
(Cost $2,559,975)		$2,617,561
Other Assets & Liabilities, net - (4.4)%		(110,344)
Total Net Assets - 100.0%		$2,507,217

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

EMRE Guggenheim Emerging Markets Real Estate ETF continued

Country Diversification
% of Long-Term
Country	Investments
Cayman Islands	16.8%
China	13.4%
South Africa	12.5%
United Arab Emirates	8.1%
Philippines	7.9%
Mexico	7.3%
Indonesia	6.2%
All Other Countries	27.8%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	31.1%
South African Rand	12.5%
United Arab Emirates Dirham	8.1%
Philippine Peso	7.9%
Mexican Nuevo Peso	7.3%
All Other Currencies	33.1%
Total Long-Term Investments	100.0%

See notes to financial statements.
30 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

TAN Guggenheim Solar ETF

	Shares	Value
COMMON STOCKS† - 99.1%
United States - 39.5%
SunEdison, Inc.*	1,413,037	$31,284,639
First Solar, Inc.*	523,181	31,257,449
SolarCity Corp.*,1	397,401	20,410,515
SunPower Corp. — Class A*,1	607,637	19,845,425
TerraForm Power, Inc. — Class A	373,069	12,956,686
Advanced Energy Industries, Inc.*	426,947	11,365,329
Enphase Energy, Inc.*,1	585,210	8,064,194
Vivint Solar, Inc.*,1	681,952	5,503,353
Total United States		140,687,590

Cayman Islands – 27.9%
GCL-Poly Energy Holdings Ltd.*,1	82,805,348	19,859,318
Trina Solar Ltd. ADR*,1	1,327,631	13,900,297
Xinyi Solar Holdings Ltd.*,1	42,154,000	12,501,428
Shunfeng International Clean Energy Ltd.*	15,880,000	10,627,004
JinkoSolar Holding Company Ltd. ADR*,1	455,069	9,961,460
JA Solar Holdings Company Ltd. ADR*,1	950,999	8,073,982
China Singyes Solar Technologies Holdings Ltd.	5,699,245	7,598,552
Yingli Green Energy Holding Company Ltd. ADR*,1	3,391,753	7,088,764
Daqo New Energy Corp.*,1	195,936	4,383,088
Comtec Solar Systems Group Ltd.*	29,168,000	3,648,139
Hanwha Q CELLS Co. Ltd.*,1	1,754,609	2,017,800
Total Cayman Islands		99,659,832

Bermuda - 15.5%
Hanergy Thin Film Power Group Ltd.1	94,651,069	55,164,154

Canada - 5.1%
Canadian Solar, Inc.*,1	519,957	15,403,726
5N Plus, Inc.*	1,418,286	2,612,468
Total Canada		18,016,194

Switzerland - 3.1%
Meyer Burger Technology AG*,1	1,513,402	11,174,909

United Kingdom - 2.9%
Abengoa Yield plc1	320,160	10,498,046

Norway - 2.9%
REC Silicon ASA*,1	35,446,617	10,294,513

Germany - 1.2%
SMA Solar Technology AG*,1	315,345	4,233,868

British Virgin Islands - 1.0%
ReneSola Ltd. ADR*,1	2,746,210	3,652,459
Total Common Stocks
(Cost $372,501,851)		353,381,565

SECURITIES LENDING COLLATERAL†,2 - 45.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.0720%	162,077,661	162,077,661
Total Securities Lending Collateral
(Cost $162,077,661)		162,077,661
Total Investments - 144.5%
(Cost $534,579,512)		$515,459,226
Other Assets & Liabilities, net - (44.5)%		(158,817,575)
Total Net Assets - 100.0%		$356,641,651

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

Plc	Public Limited Company

AG	Stock Corporation

ASA	Stock Company

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	61.0%
Hong Kong Dollar	31.0%
Swiss Franc	3.2%
Norwegian Krone	2.9%
Euro	1.2%
Canadian Dollar	0.7%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CGW Guggenheim S&P Global Water Index ETF

	Shares	Value
COMMON STOCKS† - 99.7%

United States - 30.1%
American Water Works Company, Inc.	372,889	$20,165,837
Danaher Corp.	218,529	19,073,211
Xylem, Inc.	360,429	12,867,315
IDEX Corp.	157,981	12,205,612
Aqua America, Inc.	368,791	9,750,834
Tetra Tech, Inc.	133,721	3,400,525
American States Water Co.	80,574	3,233,435
Watts Water Technologies, Inc. — Class A	56,122	3,085,588
Mueller Water Products, Inc. — Class A	315,111	2,886,417
Franklin Electric Company, Inc.	77,890	2,841,427
Itron, Inc.*	77,429	2,824,610
California Water Service Group	99,501	2,530,310
Lindsay Corp.	25,118	2,199,834
Calgon Carbon Corp.	104,983	2,165,799
Badger Meter, Inc.	28,492	1,663,933
Aegion Corp. *	77,770	1,406,859
Gorman-Rupp Co.	37,304	1,072,117
Connecticut Water Service, Inc.	23,106	857,233
Advanced Drainage Systems, Inc.	28,099	762,888
Nuverra Environmental Solutions, Inc.*,1	31,644	118,349
Total United States		105,112,133

United Kingdom - 17.7%
United Utilities Group plc	1,419,406	20,750,971
Severn Trent plc	496,020	15,568,608
Pennon Group plc	813,650	10,694,307
Halma plc	745,556	8,209,294
Rotork plc	171,185	6,492,036
Total United Kingdom		61,715,216

Switzerland - 9.3%
Geberit AG	74,577	26,715,558
Sulzer AG	46,644	5,702,573
Total Switzerland		32,418,131

France – 9.0%
Veolia Environnement S.A.	967,496	18,882,333
Suez Environnement Co.	690,354	12,346,777
Total France		31,229,110

Ireland - 7.2%
Pentair plc	379,923	25,253,482

China - 4.5%
China Everbright International Ltd.	5,693,000	7,942,577
Guangdong Investment Ltd.	5,972,000	7,692,691
Total China		15,635,268

Sweden - 3.5%
Alfa Laval AB1	616,183	12,366,878

Netherlands - 2.9%
Aalberts Industries N.V.	189,811	5,886,725
Arcadis N.V.	127,382	4,237,046
Total Netherlands		10,123,771

Japan - 2.9%
Kurita Water Industries Ltd.	223,600	5,538,330
Ebara Corp.	968,000	4,129,658
Torishima Pump Manufacturing Co. Ltd.1	50,100	382,628
Total Japan		10,050,616

South Korea - 2.5%
Coway Company Ltd.	110,045	8,642,775

Austria - 2.4%
Andritz AG	143,635	8,305,125

Bermuda - 1.9%
Beijing Enterprises Water Group Ltd.*	9,380,000	5,829,655
China Water Affairs Group Ltd.1	1,658,000	765,351
Total Bermuda		6,595,006

Israel - 1.7%
Israel Chemicals Ltd.	849,547	5,933,365

Italy - 1.6%
Hera SpA	1,271,162	3,091,131
Interpump Group SpA	158,968	2,410,703
Total Italy		5,501,834

Brazil - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR1	711,345	4,196,936

Singapore - 0.7%
United Envirotech Ltd.	1,388,000	1,643,026
SIIC Environment Holdings Ltd.*	7,151,800	699,353
Total Singapore		2,342,379

Spain - 0.5%
Fomento de Construcciones y Contratas S.A.*	159,169	1,873,692

Cayman Islands - 0.1%
China Water Industry Group Ltd.*	2,073,771	401,093
Total Common Stocks
(Cost $276,485,844)		347,696,810

See notes to financial statements.
32 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CGW Guggenheim S&P Global Water Index ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.7%
BNY Mellon Separately Managed Cash Collateral
Account, 0.0737%	2,561,048	$2,561,048
Total Securities Lending Collateral
(Cost $2,561,048)		2,561,048
Total Investments - 100.4%
(Cost $279,046,892)		$350,257,858
Other Assets & Liabilities, net - (0.4)%		(1,608,223)
Total Net Assets - 100.0%		$348,649,635

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
United States	30.2%
United Kingdom	17.7%
Switzerland	9.3%
France	9.0%
Ireland	7.3%
China	4.5%
All Other Countries	22.0%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	38.7%
Pound Sterling	17.7%
Euro	16.4%
Swiss Franc	9.3%
Hong Kong Dollar	6.5%
All Other Currencies	11.4%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

GHII Guggenheim S&P High Income Infrastructure ETF

	Shares	Value
COMMON STOCKS† - 99.4%
United States - 19.5%
Williams Companies, Inc.	2,544	$124,758
Kinder Morgan, Inc.	2,426	99,490
Pepco Holdings, Inc.	1,114	30,234
PPL Corp.	874	29,803
Southern Co.	636	29,122
CenterPoint Energy, Inc.	1,340	27,859
Consolidated Edison, Inc.	432	27,277
Entergy Corp.	328	26,079
FirstEnergy Corp.	734	25,675
SCANA Corp.	426	24,261
American Electric Power Company, Inc.	414	23,838
Exelon Corp .	702	23,812
Total United States		492,208

Australia - 14.7%
Sydney Airport	31,458	127,058
Transurban Group	15,718	112,575
AusNet Services	44,856	51,438
APA Group	5,924	42,614
AGL Energy Ltd.	3,246	38,239
Total Australia		371,924

China - 11.5%
Jiangsu Expressway Company Ltd. — Class H	100,000	123,397
Zhejiang Expressway Company Ltd. — Class H	88,000	108,249
Power Assets Holdings Ltd.	3,000	30,869
CLP Holdings Ltd.	3,000	26,981
Total China		289,496

Spain - 8.8%
Abertis Infraestructuras S.A.	5,136	100,526
Endesa S.A .	2,382	48,279
Iberdrola S.A.	5,642	38,647
Gas Natural SDG S.A.	1,428	34,589
Total Spain		222,041

Italy - 8.2%
Atlantia SpA	4,252	112,268
Snam SpA	10,274	52,111
Terna Rete Elettrica Nazionale SpA	9,698	43,837
Total Italy		208,216

United Kingdom - 7.4%
Centrica plc	11,822	44,633
SSE plc	1,692	41,131
National Grid plc	2,578	35,323
Severn Trent plc	1,060	33,270
United Utilities Group plc	2,234	32,660
Total United Kingdom		187,017

Canada - 6.9%
Pembina Pipeline Corp.	3,000	96,056
TransCanada Corp.	1,800	78,983
Total Canada		175,039

Singapore - 6.3%
Hutchison Port Holdings Trust	144,800	100,636
SATS Ltd.	14,800	34,386
SIA Engineering Company Ltd.	7,200	22,498
Total Singapore		157,520

France - 5.2%
GDF Suez	2,166	48,286
Electricite de France S.A.	1,672	46,322
Suez Environnement Co.	2,076	37,129
Total France		131,737

New Zealand - 4.2%
Mighty River Power Ltd.	14,330	37,087
Contact Energy Ltd.	6,260	29,276
Infratil Ltd.	8,498	20,193
Z Energy Ltd.	5,278	18,972
Total New Zealand		105,528

Finland - 2.1%
Fortum Oyj	2,306	52,662

Germany - 1.9%
E.ON SE	2,932	47,505

Portugal - 1.9%
EDP - Energias de Portugal S.A.	11,980	47,380

Austria - 0.8%
Verbund AG	1,100	20,839
Total Common Stocks
(Cost $2,495,318)		2,509,112

See notes to financial statements.
34 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

GHII Guggenheim S&P High Income Infrastructure ETF (continued)

	Shares	Value
PREFERRED STOCKS† - 0.4%
Germany - 0.4%
RWE AG	500	$10,572
Total Preferred Stocks
(Cost $9,988)		10,572
Total Investments - 99.8%
(Cost $2,505,306)		$2,519,684
Other Assets & Liabilities, net - 0.2%		5,829
Total Net Assets - 100.0%		$2,525,513

†	Value determined based on Level 1 inputs —See Note 4.

ADR	American Depositary Receipt

plc	Public Limited Company

S.A.	Corporation

SpA	Limited Share Company

Country Diversification
% of Long-Term
Country	Investments
United States	19.5%
Australia	14.8%
China	11.5%
Spain	8.8%
Italy	8.2%
United Kingdom	7.4%
Canada	7.0%
Singapore	6.3%
All Other Countries	16.5%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Euro	29.4%
United States Dollar	23.5%
Australian Dollar	14.8%
Hong Kong Dollar	11.5%
British Pound	7.4%
Canadian Dollar	6.9%
New Zealand Dollar	4.2%
Singapore Dollar	2.3%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 35

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	February 28, 2015

	Guggenheim China All-Cap ETF (YAO )	Guggenheim China Technology ETF (CQQQ	)	Guggenheim Emerging Markets Real Estate ETF (EMRE )	Guggenheim Solar ETF (TAN )
ASSETS:
Investments, at value — including securities on loan	$53,600,045	$83,083,997		$2,617,561	$515,459,226
Foreign currency, at value	4,047	—		—	—
Cash	1,898	50,014		7,524	757,987
Prepaid expenses	—	—		—	1,864
Receivables:
Securities lending income	9,374	78,465		51	866,393
Dividends	1,442	23,642		1,779	183,714
Investments sold	—	—		—	1,765,909
Tax reclaims	—	—		—	35,204
Total assets	53,616,806	83,236,118		2,626,915	519,070,297
LIABILITIES:
Custodian bank	—	—		599	—
Payable for:
Upon return of securities loaned	2,487,249	13,380,610		117,866	162,077,661
Management fees	27,336	37,660		1,233	119,190
Administration fees	—	—		—	4,831
Accrued expenses	—	—		—	226,964
Total liabilities	2,514,585	13,418,270		119,698	162,428,646
NET ASSETS	$51,102,221	$69,817,848		$2,507,217	$356,641,651
NET ASSETS CONSIST OF:
Paid-in capital	$56,501,433	$75,020,167		$2,500,000	$695,230,051
Undistributed (distributions in excess of) net investment income at end of period	(156,151)	5,701		(27,977)	144,488
Accumulated net realized loss on investments	(8,445,126)	(10,568,106)		(22,377)	(319,608,341)
Net unrealized appreciation (depreciation) on investments	3,202,065	5,360,086		57,571	(19,124,547)
NET ASSETS	$51,102,221	$69,817,848		$2,507,217	$356,641,651
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,800,000	1,950,000		100,000	9,048,000
Net asset value	$28.39	$35.80		$25.07	$39.42
Investments in securities, at cost	50,397,978	77,723,909		2,559,975	534,579,512
Foreign currency, at cost	4,049	—		—	—
Securities on loan, at value	2,295,899	12,669,464		109,340	150,942,275

See notes to financial statements.
36 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	February 28, 2015

	Guggenheim S&P Global Water Index ETF (CGW	)	Guggenheim S&P High Income Infrastructure ETF (GHII	)
ASSETS:
Investments, at value — including securities on loan	$350,257,858		$2,519,684
Cash	411,058		—
Prepaid expenses	1,876		—
Receivables:
Dividends	551,192		6,386
Tax reclaims	215,324		—
Fund shares sold	64,182		—
Securities lending income	5,289		—
Total assets	351,506,779		2,526,070
LIABILITIES:
Foreign currency, at value	190		—
Payable for:
Upon return of securities loaned	2,561,048		—
Management fees	130,218		557
Custody fees	60,016		—
Professional fees	19,672		—
Administration fees	6,359		—
Registration fees	2,531		—
Trustees fees	855		—
Accrued expenses	76,255		—
Total liabilities	2,857,144		557
NET ASSETS	$348,649,635		$2,525,513
NET ASSETS CONSIST OF:
Paid-in capital	$366,530,262		$2,505,306
Undistributed net investment income	511,316		5,826
Accumulated net realized loss on investments	(89,591,060)		—
Net unrealized appreciation on investments	71,199,117		14,381
NET ASSETS	$348,649,635		$2,252,513
Shares outstanding ($0.01 par value with unlimited amount authorized)	12,280,000		100,000
Net asset value	$28.39		$25.26
Investments in securities, at cost	279,046,892		2,505,306
Foreign currency, at cost	_		—
Securities on loan, at value	2,431,723		—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 37

STATEMENT OF OPERATIONS (Unaudited)	February 28, 2015
For the six months ended February 28, 2015

	Guggenheim China All-Cap ETF (YAO )	Guggenheim China Technology ETF (CQQQ )	Guggenheim Emerging Markets Real Estate ETF (EMRE)1	Guggenheim Solar ETF (TAN )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$238,416	$134,714	$13,863	$316,238
Income from securities lending	40,445	341,870	708	4,215,488
Total investment income	278,861	476,584	14,571	4,531,726
EXPENSES:
Management fees	182,644	249,853	6,748	830,794
Trustee fees	—	—	—	5,572
Administration fees	—	—	—	40,670
Custodian fees	—	—	—	56,339
Licensing	—	—	—	236,841
Professional fees	—	—	—	16,402
Printing	—	—	—	28,411
Registration and filings	—	—	—	23,458
Insurance	—	—	—	3,399
Other fees	22	16	—	6,931
Total expenses	182,666	249,869	6,748	1,248,817
Less:
Expenses waived by advisor	—	—	—	(85,545)
Net expenses	182,666	249,869	6,748	1,163,272
Net investment income	96,195	226,715	7,823	3,368,454
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,219,790)	(3,089,535)	(22,664)	(20,197,608)
In-kind transactions	560,320	4,709,579	4,125,577
Foreign currency transactions	(1,825)	(2,282)	287	(27,107)
Net realized gain (loss)	(661,295)	1,617,762	(22,377)	(16,099,138)
Net change in unrealized appreciation (depreciation) on:
Investments	1,428,606	(5,986,161)	57,586	(27,124,957)
Foreign currency translation	2	(5)	(15)	(6,201)
Net change in unrealized appreciation (depreciation)	1,428,608	(5,986,166)	57,571	(27,131,158)
Net realized and unrealized gain (loss)	767,313	(4,368,404)	35,194	(43,230,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	$863,508	$(4,141,689)	$43,017	$(39,861,842)
* Foreign taxes withheld	$15,555	$—	$1,171	$—

1 Commencement of investment operations September 29, 2014

See notes to financial statements.
38 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) (continued)	February 28, 2015
For the six months ended February 28, 2015

	Guggenheim S&P Global Water Index ETF (CGW)	Guggenheim S&P High Income Infrastructure ETF (GHII)2
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,242,401	$6,383
Income from securities lending	146,596	—
Total investment income	2,388,997	6,383
EXPENSES:
Management fees	851,406	557
Trustee fees	5,386	—
Administration fees	41,494	—
Custodian fees	53,476	—
Licensing	85,141	—
Professional fees	17,575	—
Printing	20,456	—
Registration and filings	5,654	—
Insurance	2,661	—
Other fees	7,421	—
Total expenses	1,090,670	557
Less:
Expenses waived by advisor	(2,215)	—
Net expenses	1,088,455	557
Net investment income	1,300,542	5,826
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,550,812	—
Foreign currency transactions	(67,007)	—
Net realized gain	7,483,805	—
Net change in unrealized appreciation (depreciation) on:
Investments	(11,653,950)	14,378
Foreign currency translation	(2,540)	3
Net change in unrealized appreciation (depreciation)	(11,656,490)	14,381
Net realized and unrealized gain (loss)	(4,172,685)	14,381
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,872,143)	$20,207
* Foreign taxes withheld	$58,309	$52

2 Commencement of investment operations February 11, 2015.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 39

STATEMENTS OF CHANGES IN NET ASSETS	February 28, 2015

	Guggenheim China All-Cap ETF (YAO)		Guggenheim China Technology ETF (CQQQ)
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$96,195	$1,242,318	$226,715	$813,128
Net realized gain (loss) on investments	(661,295)	1,725,711	1,617,762	2,469,486
Net change in unrealized appreciation (depreciation) on investments	1,428,608	5,517,271	(5,986,166)	7,930,974
Net increase (decrease) in net assets resulting from operations	863,508	8,485,300	(4,141,689)	11,213,588
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,225,500)	(972,000)	(672,750)	(538,200)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	13,240,856	6,999,481	60,146,670
Cost of shares redeemed	(2,797,504)	(13,296,666)	(10,444,603)	(14,908,182)
Net increase (decrease) in net assets resulting from share transactions	(2,797,504)	(55,810)	(3,445,122)	45,238,488
Net increase (decrease) in net assets	(3,159,496)	7,457,490	(8,259,561)	55,913,876
NET ASSETS:
Beginning of period	54,261,717	46,804,227	78,077,409	22,163,533
End of period	$51,102,221	$54,261,717	$69,817,848	$78,077,409
Undistributed (distributions in excess of) net investment income at end of period	$(156,151)	$973,154	$5,701	$451,736
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	500,000	200,000	1,750,000
Shares redeemed	(100,000)	(500,000)	(300,000)	(450,000)
Net increase (decrease) in shares	(100,000)	—	(100,000)	1,300,000

See notes to financial statements.
40 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2015

	Guggenheim Emerging Markets Real Estate ETF (EMRE)	Guggenheim S&P Guggenheim Solar ETF (TAN)
	Period from September 29, 2014a to February 28, 2015 (Unaudited)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,823	$3,368,454	$5,069,615
Net realized gain (loss) on investments	(22,377)	(16,099,138)	114,880,096
Net change in unrealized appreciation (depreciation) on investments	57,571	(27,131,158)	(18,474,838)
Net increase (decrease) in net assets resulting from operations	43,017	(39,861,842)	101,474,873
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,800)	(5,534,720)	(3,755,928)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,500,000	64,751,948	536,328,892
Cost of shares redeemed	—	(91,881,081)	(375,030,252)
Net increase (decrease) in net assets resulting from share transactions	2,500,000	(27,129,133)	161,298,640
Net increase (decrease) in net assets	2,507,217	(72,525,695)	259,017,585
NET ASSETS:
Beginning of period	—	429,167,346	170,149,761
End of period	$2,507,217	$356,641,651	$429,167,346
Undistributed (distributions in excess of) net investment income at end of period	$(27,977)	$144,488	$2,310,754
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	1,840,000	13,040,000
Shares redeemed	—	(2,640,000)	(9,440,000)
Net increase (decrease) in shares	100,000	(800,000)	3,600,000

a Commencement of investment operations September 29, 2014.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 41

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2015

	Guggenheim S&P Global Water Index ETF (CGW)		Guggenheim S&P High Income Infrastructure ETF (GHII)
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Period from February 11, 2015b to February 28, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,300,542	$5,857,082	$5,826
Net realized gain on investments	7,483,805	2,861,520	—
Net change in unrealized appreciation (depreciation) on investments	(11,656,490)	50,434,537	14,381
Net increase (decrease) in net assets resulting from operations	(2,872,143)	59,153,139	20,207
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,956,080)	(4,754,400)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	15,974,191	77,073,947	2,505,306
Cost of shares redeemed	(26,410,686)	(16,927,043)	—
Net increase (decrease) in net assets resulting from share transactions	(10,436,495)	60,146,904	2,505,306
Net increase (decrease) in net assets	(19,264,718)	114,545,643	2,525,513
NET ASSETS:
Beginning of period	367,914,353	253,368,710	—
End of period	$348,649,635	$367,914,353	$2,525,513
Undistributed net investment income at end of period	$511,316	$5,166,854	$5,826
CHANGES IN SHARES OUTSTANDING:
Shares sold	560,000	2,720,000	100,000
Shares redeemed	(960,000)	(640,000)	—
Net increase (decrease) in shares	(400,000)	2,080,000	100,000

b Commencement of investment operations February 11, 2015

See notes to financial statements.
42 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	February 28, 2015

YAO Guggenheim China All-Cap ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Period Ended August 31, 2010(a)
Per Share Data:
Net asset value, beginning of period	$28.56		$24.63	$21.66	$25.04	$24.56	$24.82
Income from investment operations:
Net investment income(b)	0.05		0.62	0.46	0.52	0.41	0.22
Net gain (loss) on investments (realized and unrealized)	0.43		3.80	3.07	(3.32)	0.35	(0.48)
Total from investment operations	0.48		4.42	3.53	(2.80)	0.76	(0.26)
Less distributions from:
Net investment income	(0.65)		(0.49)	(0.56)	(0.58)	(0.28)	—
Total distributions to shareholders	(0.65)		(0.49)	(0.56)	(0.58)	(0.28)	—
Net asset value, end of period	$28.39		$28.56	$24.63	$21.66	$25.04	$24.56
Market value, end of period	$28.43		$28.52	$24.49	$21.76	$25.07	$24.55
Total Return(c)
Net asset value	1.72%		18.05%	16.25%	-11.17%	3.01%	-1.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$51,102		$54,262	$46,804	$49,822	$72,607	$61,402
Ratio to average net assets of:
Net investment income	0.37	%(e)	2.35%	1.92%	2.25%	1.50%	1.02%
Total expenses	0.70	%(e)	0.71%	0.70%	0.70%	0.70%	0.70%
Net expenses	0.70	%(e)	0.71%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(d)	14%		12%	16%	12%	16%	11%

(a)	Since commencement of operations: October 19, 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 43

FINANCIAL HIGHLIGHTS continued	February 28, 2015

CQQQ Guggenheim China Technology ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Period Ended August 31, 2010(a)
Per Share Data:
Net asset value, beginning of period	$38.09		$29.55	$20.03	$25.44	$24.36	$25.06
Income from investment operations:
Net investment income(b)	0.11		0.43	0.28	0.54	0.31	0.08
Net gain (loss) on investments (realized and unrealized)	(2.05)		8.39	9.67	(5.38)	0.90	(0.78)
Total from investment operations	(1.94)		8.82	9.95	(4.84)	1.21	(0.70)
Less distributions from:
Net investment income	(0.35)		(0.28)	(0.43)	(0.57)	(0.13)	—
Total distributions to shareholders	(0.35)		(0.28)	(0.43)	(0.57)	(0.13)	—
Net asset value, end of period	$35.80		$38.09	$29.55	$20.03	$25.44	$24.36
Market value, end of period	$35.81		$37.88	$29.59	$19.96	$25.57	$24.40
Total Return(c)
Net asset value	-5.04%		29.89%	50.39%	-19.10%	4.94%	-2.79%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$69,818		$78,077	$22,164	$17,029	$31,805	$19,491
Ratio to average net assets of:
Net investment income	0.64	%(d)	1.22%	1.16%	2.38%	1.09%	0.43%
Total expenses	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.70%
Net expenses	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(e)	22%		39%	26%	43%	28%	11%

(a)	Since commencement of operations: December 8, 2009. Percentage amounts for the period, except total return and portfolio return rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Annualized.

(e)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
44 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2015

EMRE Guggenheim Emerging Markets Real Estate ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.
Period Ended
February 28, 2015(a)
(Unaudited)
Per Share Data:
Net asset value, beginning of period	$24.99
Income from investment operations:
Net investment income(b)	0.08
Net gain on investments (realized and unrealized)	0.36
Total from investment operations	0.44
Less distributions from:
Net investment income	(0.36)
Total distributions to shareholders	(0.36)
Net asset value, end of period	$25.07
Market value, end of period	$24.61
Total Return(c)
Net asset value	1.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,507
Ratio to average net assets of:
Net investment income	0.75%
Total expenses	0.65%
Net expenses	0.65%
Portfolio turnover rate(d)	23%

(a)	Since commencement of operations: September 29, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 45

FINANCIAL HIGHLIGHTS continued	February 28, 2015

TAN Guggenheim Solar ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Period Ended August 31, 2010
Per Share Data*:
Net asset value, beginning of period	$43.58		$27.23	$16.74	$54.90	$73.30	$86.00
Income from investment operations:
Net investment income (loss)(a)	0.38		0.52	0.56	1.84	1.80	(0.10)
Net gain (loss) on investments (realized and unrealized)	(3.90)		16.28	11.35	(37.89)	(19.90)	(12.60)
Total from investment operations	(3.52)		16.80	11.91	(36.05)	(18.10)	(12.70)
Less distributions from:
Net investment income	(0.64)		(0.45)	(1.42)	(2.11)	(0.30)	—
Total distributions to shareholders	(0.64)		(0.45)	(1.42)	(2.11)	(0.30)	—
Net asset value, end of period	$39.42		$43.58	$27.23	$16.74	$54.90	$73.30
Market value, end of period	$39.50		$43.39	$27.16	$16.71	$54.60	$72.90
Total Return(b)
Net asset value	-7.86%		62.06%	77.60%	-66.93%	-24.81%	-14.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$356,642		$429,167	$170,150	$42,992	$116,473	$147,688
Ratio to average net assets of:
Net investment income	2.03	%(d)	1.28%	2.71%	7.07%	2.40%	-0.09%
Total expenses	0.75	%(d)	0.76%	0.86%	1.01%	0.88%	0.88%
Net expenses	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.66%
Portfolio turnover rate(c)	26%		47%	68%	49%	38%	17%

*	Reflects 1 for 10 reverse stock split that occurred February 15, 2012.

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
46 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2015

CGW Guggenheim S&P Global Water Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Period Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$29.02		$23.90	$21.05	$20.06	$17.11	$16.88
Income from investment operations:
Net investment income(a)	0.11		0.51	0.49	0.44	0.38	0.36
Net gain (loss) on investments (realized and unrealized)	(0.24)		5.03	2.81	0.96	2.99	0.07
Total from investment operations	(0.13)		5.54	3.30	1.40	3.37	0.43
Less distributions from:
Net investment income	(0.50)		(0.42)	(0.45)	(0.41)	(0.42)	(0.20)
Total distributions to shareholders	(0.50)		(0.42)	(0.45)	(0.41)	(0.42)	(0.20)
Net asset value, end of period	$28.39		$29.02	$23.90	$21.05	$20.06	$17.11
Market value, end of period	$28.39		$29.08	$23.88	$20.98	$19.99	$16.99
Total Return(b)
Net asset value	-0.44%		23.27%	15.85%	7.23%	19.60%	2.46%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$348,650		$367,914	$253,369	$199,547	$214,190	$192,289
Ratio to average net assets of:
Net investment income	0.76	%(d)	1.83%	2.13%	2.22%	1.85%	2.02%
Total expenses	0.64	%(d)	0.65%	0.71%	0.76%	0.78%	0.77%
Net expenses	0.64	%(d)	0.65%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	5%		7%	21%	31%	8%	17%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 47

FINANCIAL HIGHLIGHTS continued	February 28, 2015

GHII Guggenheim S&P High Income Infrastructure ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended February 28, 2015(a) (Unaudited )
Per Share Data:
Net asset value, beginning of period	$25.05
Income from investment operations:
Net investment income(b)	0.06
Net gain on investments (realized and unrealized)	0.15
Total from investment operations	0.21
Less distributions from:
Net asset value, end of period	$25.26
Market value, end of period	$25.34
Total Return(c)
Net asset value	0.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,526
Ratio to average net assets of:
Net investment income	4.70%
Total expenses	0.45%
Net expenses	0.45%
Portfolio turnover rate(d)	0%

(a)	Since commencement of operations: February 11, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
48 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 28, 2015

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.

The following six portfolios have a semiannual reporting period ended on February 28, 2015:

Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Emerging Markets Real Estate ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim China All-Cap ETF	AlphaShares China All-Cap Index
Guggenheim China Technology ETF	AlphaShares China Technology Index
Guggenheim Emerging Markets	AlphaShares Emerging Markets
Real Estate ETF	Real Estate Index
Guggenheim Solar ETF	MAC Global Solar Energy Index
Guggenheim S&P Global Water Index ETF	S&P Global Water Index
Guggenheim S&P High Income	S&P High Income
Infrastructure ETF	Infrastructure Index

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/ dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translation in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim China All-Cap ETF	Annual
Guggenheim China Technology ETF	Annual
Guggenheim Emerging Markets Real Estate ETF	Quarterly
Guggenheim Solar ETF	Annual
Guggenheim S&P Global Water Index ETF	Annual
Guggenheim S&P High Income Infrastructure ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
Fund	Loaned	Collateral	Collateral	Collateral
Guggenheim China
All-Cap ETF	$2,295,899	$2,487,249	$—	$2,487,249
Guggenheim China
Technology ETF	12,669,464	13,380,610	2,707,450	16,088,060
Guggenheim Emerging
Market Real Estate ETF	109,340	117,866	—	117,866
Guggenheim Solar ETF	150,942,275	162,077,661	—	162,077,661
Guggenheim S&P Global
Water Index ETF	2,431,723	2,561,048	—	2,561,048

50 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Solar ETF	0.50%
Guggenheim S&P Global Water Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim China All-Cap ETF	0.70%
Guggenheim China Technology ETF	0.70%
Guggenheim Emerging Markets Real Estate ETF	0.65%
Guggenheim S&P High Income Infrastructure ETF	0.45%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services, RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended February 28, 2015, the following Funds recognized Fund Administration expenses as follows:

Fund	Fund Administration Expense
Guggenheim Solar ETF	$40,670
Guggenheim S&P Global Water Index ETF	41,494

Due to their unitary management fee structure, Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Emerging Markets Real Estate ETF and Guggenheim S&P High Income Infrastructure ETF do not pay a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Solar ETF and Guggenheim S&P Global Water Index ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.65% of average net assets per year, at least until December 31, 2017.

For the six months ended February 28, 2015, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Solar ETF	$85,545
Guggenheim S&P Global Water Index ETF	2,215

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a quarterly basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim China All-Cap ETF	AlphaShares, LLC
Guggenheim China Technology ETF	AlphaShares, LLC
Guggenheim Emerging Markets Real Estate ETF	AlphaShares, LLC
Guggenheim Solar ETF	MAC Indexing LLC
Guggenheim S&P Global Water Index ETF	Standard & Poor’s
Financial Services LLC,
a division of
McGraw-Hill Financial
Guggenheim S&P High Income Infrastructure ETF	S&P Dow Jones
Index Group

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim China
All-Cap ETF	$53,447,478	$152,567	$—	$53,600,045
Guggenheim China
Technology ETF	83,083,997	—	—	83,083,997
Guggenheim Emerging
Markets Real
Estate ETF	2,612,416	5,145	—	2,617,561
Guggenheim Solar ETF	515,459,226	—	—	515,459,226
Guggenheim S&P
Global Water
Index ETF	350,257,858	—	—	350,257,858
Guggenheim S&P
High Income
Infrastructure ETF	2,519,684	—	—	2,519,684

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance	Valuation	Unobservable
Fund	Category	at 2/28/15	Technique	Inputs
Guggenheim
China All-Cap			Last trade	100%
ETF	Common Stocks	$—	with Adjustment	Discount
Guggenheim
Emerging
Markets Real
Estate ETF	Rights	$—	Model Price	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of February 28, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China All-Cap ETF
Transfer from Level 2 to Level 3	$—
Transfer from Level 2 to Level 1	24,449
Transfer from Level 1 to Level 2	152,567

The transfer from Level 2 to Level 3 is the result of security being halted on the principal exchange on which it trades.

The transfer from Level 2 to Level 1 is the result of a security resuming trading on the principal exchange on which it trades.

The transfer from Level 1 to Level 2 is the result of a security being halted on the principal exchange on which it trades.

Except for Guggenheim China All-Cap ETF, there were no transfers between levels for these Funds for the six months ended February 28, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China All-Cap ETF
Beginning Balance	$15,888
Change in Unrealized Gain/Loss	(15,888)
Transfers In	—
Ending Balance	$—

52 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Emerging Markets Real Estate ETF
Beginning Balance	$0
Change in Unrealized Gain/Loss	0
Ending Balance	$0

Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax. At February 28, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation )	(Depreciation	)
Guggenheim China All-Cap ETF	$51,058,788	$9,271,748	$(6,730,491)	$2,541,257
Guggenheim China Technology ETF	79,969,333	14,253,844	(11,139,180)	3,114,664
Guggenheim Emerging Markets Real Estate ETF	2,559,975	198,155	(140,569)	57,586
Guggenheim Solar ETF	545,525,861	45,959,973	(76,026,608)	(30,066,635)
Guggenheim S&P Global Water Index ETF	283,005,205	79,207,597	(11,954,944)	67,252,653
Guggenheim S&P High Income Infrastructure ETF	2,505,306	48,799	(34,421)	14,378

Tax components of the following balances as of August 31, 2014 (the most recent fiscal year end for federal income tax purposes), were as follows:

Fund	Undistributed Ordinary Income (Accumulated Ordinary Loss)	Undistributed Long-Term Gains (Accumulated Capital & Other Loss)	Unrealized Appreciation/ (Depreciation)
Guggenheim China All-Cap ETF	$1,098,886	$(7,248,753)	$1,112,647
Guggenheim China Technology ETF	535,889	(10,024,597)	9,100,828
Guggenheim Solar ETF	2,310,754	(292,562,854)	(2,939,738)
Guggenheim S&P Global
Water Index ETF	5,166,854	(93,116,552)	78,897,294

Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2014 (the most recent fiscal year end for federal income tax purposes), was as follows:

Fund	Distributions paid from Ordinary Income
Guggenheim China All-Cap ETF	$972,000
Guggenheim China Technology ETF	538,200
Guggenheim Solar ETF	3,755,928
Guggenheim S&P Global Water Index ETF	4,754,400

At August 31, 2014 (the most recent fiscal year end for federal income tax purposes), the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010 capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

Fund	Capital Loss Expiring in 2017	Capital Loss Expiring in 2018	Capital Loss Expiring in 2019	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim China All-Cap ETF	$—	$(29,627)	$(853,049)	$(917,011)	$(5,449,066)	$(7,248,753)
Guggenheim China Technology ETF	—	—	(188,097)	(3,095,487)	(6,741,013)	(10,024,597)
Guggenheim Solar ETF	(6,030,482)	(118,836,026)	(21,764,929)	(21,272,995)	(124,658,422)	(292,562,854)
Guggenheim S&P Global Water Index ETF	(31,879,617)	(38,476,281)	(16,548,141)	—	(6,212,513)	(93,116,552)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended August 31, 2014 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Amount
Guggenheim China All-Cap ETF	$42,891
Guggenheim China Technology ETF	19,997
Guggenheim Solar ETF	–
Guggenheim S&P Global Water Index ETF	–

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 6 – Investment Transactions:
For the six months ended February 28, 2015, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim China All-Cap ETF	$7,226,435	$8,352,876
Guggenheim China Technology ETF	15,638,511	15,849,529
Guggenheim Emerging Market Real Estate ETF	1,078,831	571,021
Guggenheim Solar ETF	90,130,691	94,630,622
Guggenheim S&P Global Water Index ETF	15,841,709	21,103,609
Guggenheim S&P High Income Infrastructure ETF	—	—

For the six months ended February 28, 2015, in-kind transactions were as follows:

Fund	Purchases	Sales
Guggenheim China All-Cap ETF	$—	$2,772,857
Guggenheim China Technology ETF	6,978,003	10,406,133
Guggenheim Emerging Market Real Estate ETF	1,956,963	—
Guggenheim Solar ETF	62,218,589	89,806,652
Guggenheim S&P Global Water Index ETF	15,531,608	25,653,051
Guggenheim S&P High Income Infrastructure ETF	2,505,306	—

Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Subsequent to February 28, 2015, the Board of Trustees declared the following dividends payable on March 31, 2015 to shareholders of record on March 27, 2015. The dividend rate per share was as follows:

Fund	Rate
Guggenheim Emerging Market Real Estate ETF	$0.0615
Guggenheim S&P High Income Infrastructure ETF	0.0915

54 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	February 28, 2015

Federal Income Tax Information
In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2015.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	Current: Midland Care, Inc. (2011-present)
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002-present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 55

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2015

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011- present); Paragon Life Insurance Company of Indiana (2011-present);  Clear Spring Life Insurance Company (2015-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**	Each Trustee serves an indefinite term, until his successor is elected and qualified.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010);Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director,Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing Director,Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director,Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

56 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2015

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate,Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers continued:
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present);Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 57

This Page Intentionally Left Blank.

TRUST INFORMATION	February 28, 2015

Board of Trustees	Principal Executive Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes Donald C. Cacciapaglia* Donald A. Chubb, Jr. Jerry B. Farley Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Maynard F. Oliverius Ronald E. Toupin, Jr., Chairperson
Donald C. Cacciapaglia
Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark M. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer
		Guggenheim Funds Investment Advisors, LLC Chicago, IL Distributor Guggenheim Funds Distributors, LLC Chicago, IL Administrator Rydex Fund Services, LLC Rockville, MD	Custodian and Transfer Agent The Bank of New York Mellon Corp. New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL

*
Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the  President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 59

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in total assets as of March 31, 2015. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Solar ETF, Guggenheim Emerging Markets Real Estate ETF, Guggenheim S&P High Income Infrastructure ETF and Guggenheim S&P Global Water Index ETF’s portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. Mr. Byrum holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst in ETF Portfolio Management of Guggenheim Investments and joined Guggenheim Investments in December of 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 (the “Trust”) is an investment company complex consisting of 13 separate exchange-traded “index funds” as of March 31, 2015. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the Fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://guggenheiminvestments.com or by calling (800)345-7999. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(04/15)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-002-SAR-0215

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)  Not Applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust 2

By:        /s/ Donald C. Cacciapaglia

Name:   Donald C. Cacciapaglia

Title:     Chief Executive Officer

Date:     May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Donald C. Cacciapaglia

Name:    Donald C. Cacciapaglia

Title:      Chief Executive Officer

Date:      May 7, 2015

By:        /s/ John L. Sullivan

Name:    John L. Sullivan

Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      May 7, 2015